Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–112.37%(a)
Alabama–3.56%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority;
Series 2018 A, RB	4.00%	07/01/2043	$ 7,040	$ 7,157,359
Series 2018 A, RB	5.00%	07/01/2048	28,620	30,474,897
Series 2018 D, RB	5.00%	05/01/2035	1,365	1,518,942
Series 2018 D, RB	5.00%	05/01/2036	1,170	1,300,805
Series 2018, RB	5.00%	05/01/2048	12,870	14,104,651
Birmingham (City of), AL;
Series 2018 B, GO Wts.	5.00%	12/01/2036	1,700	1,911,336
Series 2018 B, GO Wts.	5.00%	12/01/2037	1,535	1,724,948
Series 2018 B, GO Wts.	5.00%	12/01/2038	1,575	1,767,580
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,726,081
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	15,000	16,266,073
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.75%	10/01/2046	20,045	20,378,711
Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.90%	10/01/2050	17,500	17,786,534
Series 2013 D, Revenue Wts.	7.00%	10/01/2051	25,000	27,673,595
Series 2013 D, Revenue Wts.	6.50%	10/01/2053	31,500	34,658,221
Series 2013 F, Revenue Wts.(c)	7.50%	10/01/2039	21,895	22,245,644
Series 2013 F, Revenue Wts.(c)	7.75%	10/01/2046	30,000	30,475,401
Series 2013 F, Revenue Wts.(c)	7.90%	10/01/2050	24,050	24,424,514
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	490,393
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,261,533
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(e)	4.00%	11/01/2045	2,590	2,203,082
Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill);
Series 2020 A, RB(b)(e)	6.00%	05/01/2040	6,000	6,209,512
Series 2020 B, RB(e)	8.00%	05/01/2029	1,690	1,639,134
Southeast Energy Authority A Cooperative District No. 2; Series 2021 B, RB	4.00%	06/01/2031	1,850	1,915,901
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	13,365	13,557,681
				285,872,528
Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(f)	5.88%	12/01/2027	1,650	33,000
Series 2007 C, RB(f)	6.00%	12/01/2036	500	10,000
University of Alaska; Series 2015 T, RB	5.00%	10/01/2039	200	214,960
				257,960
Arizona–1.78%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(e)	5.50%	07/01/2038	1,165	1,214,161
Series 2018 B, RB(e)	5.63%	07/01/2048	2,250	2,331,967
Series 2018 B, RB(e)	5.75%	07/01/2053	3,500	3,646,792
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(e)	5.13%	08/01/2038	2,515	2,601,375
Series 2018 A, RB(e)	5.25%	08/01/2048	3,945	4,046,951
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(e)	5.50%	07/01/2037	580	584,823
Series 2017, Ref. RB(e)	5.75%	07/01/2047	680	684,122
Series 2017, Ref. RB(e)	5.88%	07/01/2052	645	651,014
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2054	3,000	2,911,268
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(e)	5.25%	12/15/2038	$ 1,415	$ 1,485,892
Series 2018 A, RB(e)	5.50%	12/15/2048	2,260	2,372,546
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(d)	5.00%	06/01/2049	2,250	2,471,291
Arizona (State of) Transportation Board; Series 2016, Ref. RB	5.00%	07/01/2022	105	105,334
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	426,265
East San Luis (City of), AZ Community Facilities District (Assessment Area One);
Series 2007, RB(g)	6.38%	01/01/2028	650	614,500
Series 2009, Ref. RB(f)(g)	8.50%	01/01/2028	140	91,000
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,932,156
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools);
Series 2018 A, RB	5.00%	02/15/2038	500	525,427
Series 2018 A, RB	5.00%	02/15/2048	1,200	1,247,806
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(e)	6.00%	01/01/2048	11,475	9,001,303
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	220	235,890
Series 2017 C, RB	5.00%	07/01/2048	405	429,444
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.25%	07/01/2024	137	137,143
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	865,815
Merrill Ranch Community Facilities District No. 2 (Assessment Area One);
Series 2006, RB	5.25%	07/01/2024	126	126,131
Series 2006, RB	5.30%	07/01/2030	397	397,216
Parkway Community Facilities District No. 1 Prescott Valley;
Series 2006, GO Bonds	5.30%	07/15/2025	345	325,569
Series 2006, GO Bonds	5.35%	07/15/2031	350	291,724
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,035,988
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,605	1,604,948
Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(e)	5.50%	07/01/2046	4,135	4,314,026
Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR (Acquired 03/01/2007-03/20/2019; Cost $2,425,000)(b)(h)	5.88%	11/01/2037	2,585	2,090,936
Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley);
Series 2019 A, RB(e)(i)(j)	5.00%	07/01/2022	595	602,799
Series 2019 A, RB(e)(i)(j)	5.00%	07/01/2022	530	536,947
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(e)	9.50%	04/01/2052	7,900	7,490,196
Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB	5.00%	07/01/2048	1,185	1,266,446
Phoenix Civic Improvement Corp.; Series 2018, RB(b)	5.00%	07/01/2048	10,000	10,698,539
Pima (County of), AZ Industrial Development Authority; Series 2021, RB(e)	5.00%	07/01/2056	2,310	2,149,680
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	5.63%	06/15/2045	2,250	2,321,686
Series 2017, RB(e)(i)(j)	5.00%	06/15/2022	2,970	2,973,931
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,590	2,602,952
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(i)(j)	5.00%	06/15/2025	1,550	1,684,162
Series 2017 C, RB(i)(j)	5.00%	06/15/2025	2,830	3,074,954
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.50%	09/01/2046	2,400	2,400,675
Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(e)	6.50%	11/01/2047	5,530	5,197,079
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(e)	6.00%	12/01/2036	$ 3,315	$ 3,422,811
Series 2016, Ref. RB(e)	6.00%	12/01/2046	6,310	6,431,676
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(e)	6.00%	07/01/2035	1,025	1,057,124
Series 2015, RB(e)	6.13%	07/01/2045	3,310	3,387,446
Series 2019, RB	5.13%	07/01/2039	650	648,140
Series 2019, RB	5.25%	07/01/2049	810	790,526
Pinal (County of), AZ Industrial Development Authority; Series 2021 C, RB(b)(e)	5.50%	10/01/2033	20,560	19,176,993
Pinal (County of), AZ Industrial Development Authority (Green Bonds); Series 2021 B, RB(b)(c)	5.50%	10/01/2033	5,853	5,459,287
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(b)	6.25%	06/01/2026	355	359,549
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(e)	5.60%	07/01/2031	191	170,989
Southside Community Facilities District No. 1; Series 2008, RB(g)	7.25%	07/01/2032	992	817,325
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(e)	6.00%	10/01/2037	1,010	1,012,635
Series 2017 A, RB(e)	6.13%	10/01/2052	2,360	2,342,066
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(e)	6.00%	07/15/2027	1,800	1,826,687
Series 2013 B, GO Bonds(e)	5.70%	07/15/2029	675	681,210
Series 2013 B, GO Bonds(e)	6.00%	07/15/2033	610	615,132
				143,000,465
Arkansas–0.06%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	4,665	4,665,000
California–14.91%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	145	145,245
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(k)	0.00%	06/01/2055	212,950	18,462,126
California (State of);
Series 2007, Ref. GO Bonds (INS - AGM)(d)	5.25%	08/01/2032	78,845	96,303,104
Series 2012, GO Bonds	5.00%	09/01/2042	8,515	8,573,417
Series 2019, GO Bonds	5.00%	04/01/2049	3,200	3,567,751
Series 2020, Ref. GO Bonds(l)	4.00%	03/01/2037	12,500	13,333,136
Series 2020, Ref. GO Bonds(l)	4.00%	03/01/2040	13,000	13,799,323
Series 2021, GO Bonds(l)	4.00%	10/01/2039	8,105	8,678,588
Series 2021, Ref. GO Bonds	5.00%	09/01/2041	59,500	69,562,313
Series 2021, Ref. GO Bonds	4.00%	10/01/2041	65	69,377
Series 2021, Ref. GO Bonds(l)	4.00%	10/01/2041	6,500	6,937,689
California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(j)	4.00%	08/01/2031	20,000	20,719,006
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(k)	0.00%	06/01/2050	520,920	94,301,470
Series 2006 B, RB(k)	0.00%	06/01/2050	107,400	16,972,615
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	1,345	1,365,416
Series 2002, RB	6.00%	06/01/2042	19,120	19,410,389
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	4,942,321
Series 2006 A, RB(k)	0.00%	06/01/2046	127,310	27,444,433
Series 2006 B, RB(k)	0.00%	06/01/2046	33,920	7,059,671
Series 2006 C, RB(k)	0.00%	06/01/2055	215,100	22,216,496
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	4,515	4,517,611
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	582	589,812
California (State of) Infrastructure & Economic Development Bank; Series 2019, RB(l)	5.00%	05/15/2052	31,530	34,571,384
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2043	$ 10,800	$ 11,287,740
Series 2018 A, RB(b)	5.00%	12/31/2047	2,750	2,860,231
Series 2018 B, RB(b)	5.00%	06/01/2048	2,575	2,675,498
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2017, RB(b)(e)(f)	8.00%	12/01/2027	3,000	180,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(b)(e)(f)	7.50%	07/01/2032	6,075	3,645,000
Series 2017, RB(b)(e)(f)	8.00%	07/01/2039	14,995	8,997,000
Series 2020, RB (Acquired 10/06/2020; Cost $2,529,436)(b)(e)(h)	7.50%	07/01/2032	2,650	2,252,500
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(e)	6.50%	07/01/2050	4,130	4,284,768
California (State of) School Finance Authority (Grimmway Schools); Series 2016 A, RB(e)	5.25%	07/01/2051	5,945	6,102,613
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(e)	5.00%	05/01/2027	345	349,708
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(e)	5.75%	05/01/2037	900	929,439
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(e)	5.88%	05/01/2047	1,230	1,260,180
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(e)	5.13%	06/01/2047	595	611,312
Series 2017 A, RB(e)	5.25%	06/01/2052	665	685,021
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.25%	07/01/2052	1,450	1,331,281
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	7,355	7,490,698
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	4,335	4,413,101
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,251,855
Series 2002, RB	6.00%	05/01/2043	100	101,802
Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	4,075	3,806,971
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(k)	0.00%	08/01/2042	7,780	3,730,557
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(i)(j)	5.00%	06/01/2027	555	631,484
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	1,015	1,017,956
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(b)	5.00%	05/15/2043	4,000	4,296,761
Los Angeles (City of), CA Department of Airports;
Series 2018 C, RB(b)(l)	5.00%	05/15/2044	55,750	59,533,775
Series 2018, RB(b)(l)	5.00%	05/15/2043	25,000	27,133,878
Series 2020 C, RB(b)	4.00%	05/15/2050	25,000	25,031,150
Series 2021 A, Ref. RB(b)	5.00%	05/15/2046	8,150	8,963,599
Series 2021 D, Ref. RB(b)	4.00%	05/15/2051	35,155	35,171,287
Series 2022 A, RB(b)	4.00%	05/15/2049	14,845	14,895,325
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(b)	5.00%	05/15/2035	1,000	1,084,950
Series 2018 A, RB(b)	5.00%	05/15/2036	1,385	1,501,342
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2047	10,000	10,852,365
Series 2022, RB	5.00%	07/01/2051	15,000	17,260,913
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building);
Series 2018 A, RB(i)(j)	5.00%	12/01/2028	3,075	3,555,487
Series 2018 A, RB	5.00%	12/01/2043	13,345	14,909,119
Series 2018 A, RB	5.00%	12/01/2051	4,800	5,319,899
Los Angeles Unified School District;
Series 2020 C, GO Bonds	4.00%	07/01/2040	10,000	10,441,797
Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	10,000	10,329,857
Morongo Band of Mission Indians (The); Series 2018 A, RB(e)	5.00%	10/01/2042	4,500	4,858,880
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,220
Placer (County of), CA Community Facilities District;
Series 2021, RB	4.00%	09/01/2046	2,450	2,318,394
Series 2021, RB	4.00%	09/01/2051	3,270	3,048,732
Regents of the University of California Medical Center;
Series 2022 P, RB	5.00%	05/15/2047	15,000	17,033,348
Series 2022 P, RB(l)(m)	5.00%	05/15/2047	40,000	45,422,260
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Regional Airports Improvement Corp. (Los Angeles International Airport - Continental Airlines, Inc. Cargo Facilities); Series 1994, RB(b)	9.25%	08/01/2024	$ 4,305	$ 4,326,978
Rialto (City of), CA Redevelopment Agency Successor Agency; Series 2018, Ref. RB	5.00%	09/01/2037	3,975	4,456,435
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	10,000	10,954,731
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2056	14,000	14,259,598
Series 2021 A, RB	5.00%	07/01/2056	7,500	8,217,604
Series 2021 B, RB(b)	5.00%	07/01/2051	15,000	16,234,569
Series 2021 B, RB(b)	4.00%	07/01/2056	33,985	33,382,857
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(b)	5.00%	05/01/2048	4,700	5,020,246
Second Series 2022 A, Ref. RB(b)	4.00%	05/01/2052	5,750	5,693,576
Series 2019 E, RB(b)	5.00%	05/01/2050	58,000	62,446,054
Series 2021 A, Ref. RB(b)	5.00%	05/01/2031	12,095	13,681,446
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds); Series 2021 C, RB	5.00%	03/01/2051	12,285	13,966,125
Santa Clara (County of), CA (Election of 2008); Series 2013 B, GO Bonds(i)(j)	4.00%	08/01/2022	15,920	15,994,367
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(k)	0.00%	06/01/2036	60,785	27,971,464
Series 2007 A, RB(k)	0.00%	06/01/2047	58,990	14,479,567
Series 2007 B, RB(k)	0.00%	06/01/2047	13,505	3,196,124
Series 2007 C, RB(k)	0.00%	06/01/2056	61,600	7,230,097
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGM)(d)(k)	0.00%	08/01/2037	6,245	3,551,026
Series 2011 D, GO Bonds (INS - AGM)(d)(k)	0.00%	08/01/2038	12,115	6,589,810
Series 2011 D, GO Bonds (INS - AGM)(d)(k)	0.00%	08/01/2041	14,735	7,000,929
Series 2011 D, GO Bonds (INS - AGM)(d)(k)	0.00%	08/01/2043	17,145	7,413,467
University of California; Series 2020 BE, Ref. RB	4.00%	05/15/2050	5,000	5,147,182
Vacaville Unified School District; Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	1,868,588
West County Facilities Financing Authority (Green Bonds); Series 2021, RB	4.00%	06/01/2051	7,000	7,114,465
				1,197,645,051
Colorado–5.99%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,485	2,399,832
Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	4,117,778
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,802,337
Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	1,014,709
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	441,306
Arista Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,260,648
Series 2018 A, Ref. GO Bonds	5.13%	12/01/2048	3,500	3,530,279
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	950,267
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,625	2,502,464
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,229,871
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	23,418,683
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,260	3,344,200
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,251,579
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	486,713
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,155,905
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,543,726
Baseline Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	2,190	2,008,442
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(c)(e)	6.75%	12/01/2049	3,785	3,083,604
Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	823,043
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	3,000	3,027,670
Blue Lake Metropolitan District No. 3; Series 2018 A, GO Bonds	5.25%	12/01/2048	1,740	1,611,266
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	$ 529	$ 512,521
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	637,756
Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,895,421
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,753,829
Bromley Park Metropolitan District No. 2; Series 2018 B, Ref. GO Bonds	6.38%	12/15/2047	1,000	1,004,811
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	2,695	2,664,393
Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	13,316,396
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,523,120
Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	2,000	2,010,275
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	4,109,839
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	4,000	3,821,972
Cherrylane Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2047	1,323	1,329,829
Series 2018 B, GO Bonds	7.38%	12/15/2047	574	542,118
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,239,532
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,995	4,084,959
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	589,146
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	480,126
Clear Creek Transit Metropolitan District No. 2;
Series 2021 A, GO Bonds	5.00%	12/01/2041	575	552,887
Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	918,568
Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,077,086
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,500	1,425,177
Colliers Hill Metropolitan District No. 2; Series 2022, Ref. GO Bonds	6.00%	12/15/2047	2,250	1,930,932
Colorado (State of) Health Facilities Authority; Series 2019 A, Ref. RB	4.00%	01/01/2037	3,050	3,104,306
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2049	1,500	1,371,627
Series 2021 A, RB	5.00%	05/15/2058	3,250	2,859,012
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	5,190	5,419,158
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 B, Ref. RB	4.00%	01/01/2040	3,000	3,033,097
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	705	592,088
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	1,040	1,016,429
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	13,951,353
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	7,705	7,030,857
Series 2020 B, GO Bonds(e)	7.50%	12/15/2050	3,490	3,203,187
Copper Ridge Metropolitan District;
Series 2019, RB	5.00%	12/01/2039	4,250	4,103,025
Series 2019, RB	5.00%	12/01/2043	2,750	2,638,085
Copperleaf Metropolitan District No. 3;
Series 2017 A, GO Bonds(i)(j)	5.00%	12/01/2022	500	523,880
Series 2017 A, GO Bonds(i)(j)	5.13%	12/01/2022	700	733,864
Series 2017 B, GO Bonds(i)(j)	7.63%	12/15/2022	506	537,095
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(g)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,260	1,266,609
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,165	2,127,477
Series 2019, GO Bonds	7.75%	12/15/2049	616	578,556
Cundall Farms Metropolitan District;
Series 2017 B, GO Bonds(i)(j)	7.38%	12/15/2022	750	794,447
Series 2017 C, GO Bonds(i)(j)	12.00%	12/15/2022	792	857,658
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	4,010	3,844,969
Denver (City & County of), CO; Series 2012 B, RB	5.00%	11/15/2025	170	172,365
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	3,000	3,012,548
Denver Connection West Metropolitan District; Series 2017 A, GO Bonds(i)(j)	5.38%	12/01/2022	1,250	1,311,367
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,358	1,384,997
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,163,328
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	$ 2,290	$ 2,338,861
Deutsche Bank Spears/Lifers Trust; Series 2013, RB(l)	5.00%	01/01/2044	14,350	14,826,124
Dinosaur Ridge Metropolitan District; Series 2019 A, Ref. RB	5.00%	06/01/2049	1,260	1,225,615
Dublin North Metropolitan District No. 2; Series 2018 A, GO Bonds(i)(j)	5.13%	12/01/2023	1,657	1,719,314
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	887,008
Eagle River Water and Sanitation District;
Series 2020 A, RB (INS - AGM)(d)	4.00%	12/01/2045	1,250	1,290,503
Series 2020 A, RB (INS - AGM)(d)	4.00%	12/01/2049	2,200	2,261,999
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2041	1,700	1,626,528
Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2051	2,000	1,820,239
Series 2021 B, GO Bonds(e)	8.00%	12/15/2051	1,910	1,760,307
Elbert (County of), CO & Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(e)	5.75%	12/01/2046	2,600	2,682,911
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,899,428
Evan’s Place Metropolitan District; Series 2020 MDD, GO Bonds	5.00%	12/01/2050	1,575	1,517,803
First Creek Village Metropolitan District; Series 2019 B, GO Bonds	6.75%	08/01/2049	515	522,172
Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,039	963,020
Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,875	6,574,466
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(e)	6.00%	12/01/2049	2,965	2,826,598
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	938,030
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(c)	6.13%	12/01/2050	3,075	2,441,164
Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(e)	4.75%	12/01/2051	3,000	2,500,240
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,360,100
Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	895,466
Hawthorn Metropolitan District No. 2; Series 2017 C, GO Bonds	10.00%	12/15/2051	928	895,548
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(e)	7.75%	12/15/2050	515	484,515
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,309,875
HM Metropolitan District No. 2; Series 2021, GO Bonds(c)	5.75%	12/01/2051	24,038	14,263,397
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,354,120
Hunters Overlook Metropolitan District No. 5; Series 2019 B, GO Bonds	8.50%	12/15/2049	1,825	1,726,127
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	5,015	5,092,902
Interpark Metropolitan District; Series 2018, GO Bonds(e)	5.50%	12/01/2048	1,675	1,691,927
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,348,797
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	9,910	9,963,809
Jones District Community Authority Board; Series 2020 A, RB(c)	5.75%	12/01/2050	6,800	5,750,614
Karl’s Farm Metropolitan District No. 2; Series 2020 A, GO Bonds(e)	5.63%	12/01/2050	1,695	1,685,545
Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,567,600
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	2,900	2,697,596
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	3,583,348
Leyden Ranch Metropolitan District;
Series 2017 B, GO Bonds	7.00%	12/15/2047	500	473,766
Series 2017 C, GO Bonds	11.00%	12/15/2050	600	567,874
Littleton Village Metropolitan District No. 2; Series 2018, Ref. GO Bonds	7.63%	12/15/2028	1,140	1,140,695
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,185	1,191,076
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	492,758
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	704,234
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	571,302
Millers Landing Business Improvement District;
Series 2018 A, RB(e)	6.00%	12/01/2048	8,065	7,795,426
Series 2018 B, RB(e)	8.00%	12/01/2048	2,185	2,117,148
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,373,203
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,361,036
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	1,000	994,406
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	953,170
Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	3,872,739
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
North Holly Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2048	$ 1,760	$ 1,779,164
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	7,266,482
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	17,042,716
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,705	1,672,983
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	854,480
Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,144,710
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	2,290	2,326,747
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,290	2,370,193
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,280,185
Pronghorn Valley Metropolitan District; Series 2021 A, GO Bonds	4.00%	12/01/2051	650	545,016
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(e)	4.75%	12/01/2045	3,375	3,227,486
PV-ERU Holding Trust; Series 2019, RB(k)	0.00%	02/14/2039	12,585	2,642,850
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,285	2,133,904
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,228,697
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	535,448
Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds	5.63%	12/01/2048	4,340	4,407,416
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	1,016,906
Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	2,000,872
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,618,586
Series 2022 B, RB	7.75%	12/15/2052	5,000	4,709,041
Sabell Metropolitan District;
Series 2020 A, GO Bonds(e)	5.00%	12/01/2050	1,060	981,443
Series 2020 B-3, GO Bonds(e)	8.25%	12/15/2050	605	564,164
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	6,087,631
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,592,870
Series 2021 C, GO Bonds(e)	7.63%	12/15/2052	8,288	7,576,470
Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(e)	5.13%	12/01/2050	1,630	1,558,330
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	563,778
Sheridan Station West Metropolitan District;
Series 2017, GO Bonds(i)(j)	6.00%	12/01/2022	1,200	1,262,241
Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,623,221
Sky Ranch Community Authority Board;
Series 2019 B, RB	7.63%	12/15/2049	880	940,000
Series 2019, RB	5.00%	12/01/2049	2,835	2,923,548
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,778,196
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	974,691
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	2,104,520
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	813,773
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,307,370
Series 2020 B, GO Bonds	8.50%	12/15/2049	729	679,133
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,634,370
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,625,845
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,734,861
Sterling Ranch Community Authority Board; Series 2020 B, RB	7.13%	12/15/2050	750	707,493
Stone Creek Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2047	2,000	2,032,122
Series 2018, GO Bonds	7.88%	12/15/2047	600	580,171
Tailholt Metropolitan District No. 3; Series 2018 A, GO Bonds	6.00%	12/01/2048	7,550	7,609,011
Tallyn’s Reach Metropolitan District No. 3; Series 2013, Ref. GO Bonds(i)(j)	5.00%	12/01/2023	282	293,779
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,964,122
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	$ 1,685	$ 1,545,376
Timnath Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.25%	12/01/2037	1,500	1,520,355
Series 2018 A, GO Bonds	5.38%	12/01/2047	1,900	1,913,178
Series 2018 B, GO Bonds	7.75%	12/15/2047	953	921,170
Trails at Crowfoot Metropolitan District No. 3; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	1,959,016
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	5,979,592
Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	4,000	3,975,559
Series 2021 A-2, GO Bonds(c)	5.50%	12/01/2051	3,000	2,541,882
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,610	1,636,476
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	486,551
Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	1,437	1,320,149
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(e)	5.63%	12/01/2048	1,375	1,394,592
Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	985	991,262
Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,300	1,306,493
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,773,078
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	600	602,436
Series 2019 B, GO Bonds(e)	7.75%	12/15/2049	504	483,065
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	708,969
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	608,581
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,825	1,793,955
				480,680,618
Connecticut–0.48%
Connecticut (State of);
Series 2020 A, RB	5.00%	05/01/2034	7,500	8,601,390
Series 2021 A, RB	5.00%	05/01/2041	2,500	2,858,785
Series 2022 A, GO Bonds	4.00%	01/15/2032	4,635	4,993,242
Connecticut (State of) (Social Bonds); Series 2022 B, GO Bonds	4.00%	01/15/2037	12,005	12,394,280
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	3,870	3,864,155
Series 2019 A, Ref. RB	4.00%	07/01/2049	3,000	2,947,147
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(f)(g)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(f)	6.05%	07/01/2031	13,420	2,985,951
				38,701,350
District of Columbia–3.32%
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	02/28/2037	1,850	2,090,839
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	32,955	33,946,346
Series 2006 C, RB(k)	0.00%	06/15/2055	850,680	69,596,513
Series 2006 D, RB(k)	0.00%	06/15/2055	555,000	44,078,821
District of Columbia Water & Sewer Authority;
Series 2012 A, RB	5.00%	10/01/2037	10,000	10,091,474
Series 2012 C, Ref. RB	5.00%	10/01/2031	5,115	5,163,840
Series 2018 B, RB	5.00%	10/01/2049	1,045	1,153,742
Metropolitan Washington Airports Authority;
Series 2012 A, RB(b)(i)(j)	5.00%	10/01/2022	5,865	5,918,615
Series 2019 A, RB(b)(l)	4.00%	10/01/2035	11,530	11,751,360
Series 2019 A, Ref. RB(b)	5.00%	10/01/2044	3,500	3,806,740
Series 2019 A, Ref. RB(b)	5.00%	10/01/2049	16,585	17,937,225
Series 2020 A, Ref. RB(b)	4.00%	10/01/2036	3,400	3,513,123
Series 2020 A, Ref. RB(b)	4.00%	10/01/2038	5,570	5,719,673
Series 2020 A, Ref. RB(b)	4.00%	10/01/2039	2,385	2,444,717
Series 2021 A, Ref. RB(b)	5.00%	10/01/2031	20,765	23,748,139
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2053	$ 10,000	$ 9,441,824
Washington (State of) Metropolitan Airports Authority;
Series 2018 A, Ref. RB(b)	5.00%	10/01/2037	11,000	11,963,114
Series 2018 A, Ref. RB(b)	5.00%	10/01/2048	1,810	1,941,019
Washington (State of) Metropolitan Area Transit Authority (Green Bonds); Series 2021 A, RB	5.00%	07/15/2030	1,625	1,902,665
				266,209,789
Florida–8.77%
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB(i)	8.00%	10/01/2032	750	780,900
Series 2012 A, Ref. RB(i)	8.00%	10/01/2042	1,000	1,041,200
Series 2012 A, Ref. RB(i)	8.00%	10/01/2046	1,000	1,041,200
Amelia Concourse Community Development District;
Series 2007, RB(f)(g)	5.75%	05/01/2038	3,865	3,749,050
Series 2016, RB	6.00%	05/01/2047	1,865	1,903,519
Series 2019 B-2, RB	7.25%	05/01/2029	420	402,161
Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,575	2,632,724
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,865	1,865,552
Babcock Ranch Community Independent Special District;
Series 2022, RB	5.00%	05/01/2042	2,000	2,021,965
Series 2022, RB	5.00%	05/01/2053	1,500	1,496,004
Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School); Series 2012, RB	6.00%	10/01/2042	7,555	7,599,823
Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,549,916
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	5.00%	04/01/2052	7,620	8,379,138
Broward (County of), FL;
Series 2019 A, RB	5.00%	09/01/2044	8,605	9,642,550
Series 2019 A, RB(b)	5.00%	10/01/2044	8,400	9,113,659
Series 2019 A, RB(b)	4.00%	10/01/2049	4,505	4,491,234
Series 2019 A, RB(b)	5.00%	10/01/2049	16,405	17,687,963
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	25,000	25,771,878
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	910	909,868
Canaveral Port Authority; Series 2018 A, RB(b)	5.00%	06/01/2045	9,320	10,000,113
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,580,996
Series 2019 A, RB	5.00%	12/15/2054	1,085	1,106,316
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	3,095	2,496,888
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(e)	5.63%	08/01/2037	1,025	838,085
Series 2017, RB(e)	5.88%	08/01/2052	3,925	2,986,877
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(e)	5.38%	06/15/2038	850	869,078
Series 2018 A, RB(e)	5.38%	06/15/2048	1,590	1,601,766
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(e)	5.00%	12/15/2050	3,955	3,966,450
Series 2020, RB(e)	5.00%	12/15/2055	2,845	2,847,985
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB(e)	5.75%	06/01/2054	3,735	3,660,070
Series 2019 B, RB(e)	6.00%	06/01/2028	360	351,401
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(e)	5.00%	10/15/2047	1,100	1,119,094
Series 2017 A, RB(e)	5.00%	10/15/2052	755	766,313
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	788,617
Series 2015, RB	5.75%	11/01/2047	1,855	1,911,895
CFM Community Development District; Series 2004 A, RB(f)(g)	6.25%	05/01/2035	1,987	168,910
Chapel Creek Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2038	7,075	6,367,500
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2021, RB(b)(e)	4.00%	10/01/2041	$ 1,500	$ 1,316,894
Series 2021, RB(b)(e)	4.00%	10/01/2051	5,000	4,138,525
City of South Miami Health Facilities Authority, Inc.; Series 2018, RB(l)	4.00%	08/15/2036	14,000	14,155,217
Clearwater Cay Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(e)	5.00%	12/01/2037	1,150	1,152,188
Series 2017 A, RB(e)	5.00%	12/01/2047	1,875	1,796,829
Creekside Community Development District; Series 2006, RB(f)(g)	5.20%	05/01/2038	1,690	760,500
CrossCreek Community Development District;
Series 2007 A, RB	5.60%	05/01/2039	10	9,957
Series 2016 A, RB	5.60%	05/01/2037	120	118,929
Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2050	7,000	6,656,934
Florida (State of);
Series 2018, GO Bonds(l)	4.00%	07/01/2037	3,725	3,956,584
Series 2018, GO Bonds(l)	4.00%	07/01/2038	4,030	4,265,534
Series 2018, GO Bonds(l)	4.00%	07/01/2039	4,195	4,415,010
Series 2018, GO Bonds(l)	4.00%	07/01/2040	4,360	4,573,254
Florida (State of) Department of Transportation; Series 2013 A, RB	4.00%	07/01/2037	9,510	9,516,497
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(e)	5.00%	07/15/2046	6,045	6,097,246
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	310,918
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	1,015,171
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(b)(e)(j)	6.38%	01/01/2026	13,000	12,749,597
Series 2019 A, Ref. RB(b)(e)(j)	6.50%	01/01/2029	14,305	13,829,768
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,209,209)(h)	7.00%	03/01/2030	4,209	3,312,642
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $59,638)(h)	1.00%	03/01/2030	2,393	1,076,821
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	4.00%	10/01/2052	7,500	7,425,756
Series 2019 A, RB(b)	5.00%	10/01/2049	18,755	20,284,151
Series 2019 A, RB(b)	5.00%	10/01/2054	8,000	8,578,758
Series 2022 A, RB(b)	5.00%	10/01/2046	18,985	20,915,285
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	285	285,071
Hillsborough (County of), FL Aviation Authority;
Series 2022 A, RB(b)	5.00%	10/01/2047	10,000	11,005,616
Series 2022 A, RB(b)	4.00%	10/01/2052	21,565	21,538,555
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 A, RB(b)	5.00%	10/01/2048	11,500	12,298,959
Series 2018 E, RB(b)	5.00%	10/01/2043	3,120	3,364,974
Hillsborough (County of), FL Port District (Tamp Port Authority); Series 2018 B, RB(b)	5.00%	06/01/2046	9,700	10,388,419
Indigo Community Development District; Series 2005, RB(f)(g)	5.75%	05/01/2036	4,775	3,342,500
JEA Water & Sewer System; Series 2021 A, Ref. RB	5.00%	10/01/2031	1,945	2,330,219
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(e)	5.00%	01/15/2049	820	824,833
Series 2019, RB(e)	5.00%	01/15/2054	635	636,850
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	1,950,643
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB(e)	7.13%	01/01/2052	21,000	14,910,000
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	1,685	1,667,607
Series 2018 A, RB(e)	5.75%	07/15/2053	1,830	1,860,970
Lee (County of), FL;
Series 2021 B, RB(b)	5.00%	10/01/2046	10,500	11,455,004
Series 2021 B, RB(b)	4.00%	10/01/2051	30,000	29,319,783
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(e)	5.75%	12/01/2052	1,785	1,501,447
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,405	2,406,929
Magnolia Creek Community Development District; Series 2007 A, RB(f)(g)	5.90%	05/01/2039	590	324,500
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	175	176,221
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	$ 10	$ 10,631
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	18,645	19,741,680
Series 2021, RB	5.00%	10/01/2046	5,655	6,348,573
Series 2021, RB	4.00%	10/01/2051	7,845	7,989,306
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2050	14,790	14,799,266
Miami-Dade (County of), FL Transit System; Series 2018, RB(l)	4.00%	07/01/2045	11,000	11,320,055
Miami-Dade (County of), FL Water & Sewer System; Series 2019 B, RB(l)(m)	4.00%	10/01/2049	80,000	81,999,704
Montecito Community Development District; Series 2006 A, RB	5.50%	05/01/2037	3,945	3,946,757
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $8,885,000)(h)	6.90%	01/01/2038	8,885	8,204,896
Naturewalk Community Development District; Series 2007 A, RB(f)(g)	5.50%	05/01/2038	4,345	1,564,200
Orange (County of), FL School Board; Series 2021 A, Ref. COP	5.00%	08/01/2032	3,500	4,155,048
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	2,000	2,040,462
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB(i)(j)	7.50%	06/01/2022	3,000	3,060,000
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	10,090	10,099,096
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,816,459
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2055	800	814,380
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(b)(e)	5.88%	01/01/2033	21,000	22,548,200
Portofino Isles Community Development District (Portofino Court); Series 2005, RB(f)(g)	5.60%	05/01/2036	5,905	3,661,100
Reunion East Community Development District;
Series 2002 A-2, RB(f)(g)	7.38%	05/01/2033	1,425	14
Series 2005, RB(f)(g)	5.80%	05/01/2036	3,420	34
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	120	112,529
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	3,265	3,095,580
South Bay Community Development District;
Series 2005 A, RB(f)(g)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	5,860	5,785,845
Series 2005 A-2, Ref. RB(f)(g)	6.60%	05/01/2036	3,800	1,900,000
Series 2005 B-2, Ref. RB(f)(g)	6.60%	05/01/2025	3,240	1,620,005
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	540	540,245
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	11,080	11,083,578
Treeline Preserve Community Development District; Series 2007 A, RB(f)(g)	6.80%	05/01/2039	4,950	2,722,500
University of Central Florida; Series 2021 A, Ref. RB	5.00%	10/01/2031	1,565	1,828,323
Villages of Avignon Community Development District (The); Series 2007 A, RB(f)(g)	5.40%	05/01/2037	755	52,850
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	295	296,728
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,085,252
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,799,763
Series 2016 A-2, RB	5.38%	05/01/2046	2,340	2,320,356
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	2,255	2,258,462
Waterstone Community Development District;
Series 2007 A, RB(c)(g)	6.88%	05/01/2037	1,214	803,956
Series 2007 B, RB(g)(k)	0.00%	11/01/2028	8,097	4,794,260
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	7,980	7,987,231
Series 2005 A-2, RB(f)(g)	5.75%	05/01/2036	7,610	4,413,800
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,465	1,465,328
Westside Community Development District;
Series 2019 2, RB(f)	5.65%	05/01/2037	1,010	719,537
Series 2019 2, RB(f)	7.20%	05/01/2038	520	369,782
Wildwood (City of), FL Utility Dependent District (South Sumter Utility); Series 2021, RB (INS - BAM)(d)	5.00%	10/01/2052	4,750	5,278,101
Zephyr Ridge Community Development District; Series 2006 A, RB(f)(g)	5.63%	05/01/2037	2,635	1,106,480
				704,539,339
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–2.16%
Atlanta (City of), GA; Series 2019 D, RB(b)	4.00%	07/01/2040	$ 4,000	$ 4,081,419
Atlanta (City of), GA Department of Aviation; Series 2019 B, RB(b)	5.00%	07/01/2044	23,280	25,259,596
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	4,553,479
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.);
Series 2019 A, Ref. RB(e)	5.00%	01/01/2039	7,325	5,585,968
Series 2019 A, Ref. RB(e)	5.13%	01/01/2049	6,000	4,221,295
Series 2019 A, Ref. RB(e)	5.25%	01/01/2054	5,000	3,476,214
Series 2019 B, Ref. RB(e)	6.13%	01/01/2027	2,375	2,262,618
Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	18,350	17,103,947
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	3,038,801
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,613,820
Series 2018 A, RB	6.25%	12/01/2048	19,530	18,424,020
Series 2018 A, RB	6.50%	12/01/2053	13,210	12,681,584
Gainesville (City of) & Hall (County of), GA Development Authority;
Series 2017, Ref. RB	5.00%	03/01/2047	8,860	6,747,383
Series 2017, Ref. RB	5.13%	03/01/2052	3,475	2,625,855
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB	5.00%	03/01/2027	2,275	2,104,014
Series 2017, Ref. RB	5.00%	03/01/2037	6,885	5,663,365
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	4.00%	01/01/2054	6,800	6,190,358
Series 2021, RB(e)	5.00%	01/01/2054	4,750	4,577,005
Georgia (State of) Road & Tollway Authority;
Series 2014 A, RB(e)(i)(k)	0.00%	06/01/2024	1,795	1,664,788
Series 2014 A, RB(e)(i)(j)(k)	0.00%	06/01/2024	3,750	1,944,124
Series 2014 B, RB(c)(e)(i)(j)	7.00%	06/01/2024	13,600	13,694,354
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(i)(j)	5.00%	04/01/2024	7,405	7,769,573
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	3,400	3,585,318
Metropolitan Atlanta Rapid Transit Authority; Series 2012 A, Ref. RB(i)(j)	5.00%	07/01/2022	110	110,347
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,268,564
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,040,852
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	2,530,354
Series 2018 A-2, RB(j)	5.50%	12/01/2028	2,090	1,915,278
				173,734,293
Hawaii–0.52%
Hawaii (State of);
Series 2020 A, Ref. RB(b)	4.00%	07/01/2033	2,250	2,383,240
Series 2020 A, Ref. RB(b)	4.00%	07/01/2036	600	619,661
Series 2020 C, Ref. RB	4.00%	07/01/2037	600	636,218
Series 2020 C, Ref. RB	4.00%	07/01/2038	750	788,431
Series 2020 C, Ref. RB	4.00%	07/01/2040	425	445,310
Hawaii (State of) Department of Transportation; Series 1997, RB(b)	5.63%	11/15/2027	610	610,332
Kuakini Health System; Series 2002 A, RB	6.30%	07/01/2022	395	394,665
State of Hawaii Airports System Revenue; Series 2022-XX1217, RB(b)(l)(m)(n)	5.00%	07/01/2051	32,450	35,702,379
				41,580,236
Idaho–0.16%
Boise City (City of), ID (Public Parking Facilities);
Series 2021 A, Ref. RB	5.00%	09/01/2046	4,000	4,517,260
Series 2021 A, Ref. RB	5.00%	09/01/2051	5,125	5,760,386
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	813,691
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(e)	6.00%	07/01/2039	370	408,319
Series 2018 A, RB(e)	6.00%	07/01/2054	1,135	1,231,547
Series 2018 B, RB(e)	5.88%	07/01/2022	15	15,022
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Nampa Local Improvement District No. 148; Series 2010, RB	6.63%	09/01/2030	$ 76	$ 76,681
				12,822,906
Illinois–3.71%
Caseyville (Village of), IL; Series 2004, RB(f)(g)	7.00%	12/30/2022	30,685	306,850
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	30	30,030
Chicago (City of), IL (O’Hare International Airport);
Series 2013 D, RB	5.25%	01/01/2034	7,930	8,059,883
Series 2017 D, RB(b)	5.00%	01/01/2047	2,500	2,608,483
Series 2017 D, RB(b)	5.00%	01/01/2052	5,000	5,203,659
Series 2018 B, RB	5.00%	01/01/2053	16,890	18,052,903
Series 2018, RB(b)	5.00%	07/01/2048	3,750	3,924,596
Chicago (City of), IL Board of Education;
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	7,683,809
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,645,190
Series 2016, RB	6.00%	04/01/2046	5,700	6,110,570
Series 2018, RB	5.00%	04/01/2046	7,555	7,715,889
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2015 A, GO Bonds(i)(j)	5.00%	12/01/2024	2,870	3,083,495
Chicago (City of), IL Midway International Airport; Series 2014 A, Ref. RB(b)	5.00%	01/01/2033	3,000	3,088,706
Chicago O’Hare International Airport; Series 2013, RB	5.50%	01/01/2026	1,680	1,708,306
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	844	844,273
Evanston (City of), IL (Roycemore School); Series 2021, RB(e)	4.63%	04/01/2051	1,250	1,013,362
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	2,069	1,891,030
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds (Acquired 09/02/2009; Cost $4,913,092)(f)(h)	5.50%	12/01/2027	6,165	5,178,600
Series 2007 A, Ref. GO Bonds (Acquired 09/03/2009; Cost $1,365,806)(f)(h)	5.63%	12/01/2032	1,800	1,512,000
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	5,000	5,636,487
Series 2014, GO Bonds	5.00%	02/01/2039	2,865	2,899,012
Series 2016 A, RB	4.00%	06/15/2032	5,000	5,074,153
Series 2016 C, Ref. RB	4.00%	06/15/2031	5,000	5,080,152
Series 2017 C, GO Bonds	5.00%	11/01/2029	625	672,014
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	7,069,044
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	3,528,835
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,228,253
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,876,597
Illinois (State of) Finance Authority;
Series 2006, RB(b)	6.50%	12/01/2037	8,775	7,378,027
Series 2007, RB(b)	6.10%	12/01/2041	4,995	4,069,921
Series 2012 A, RB	6.00%	10/01/2048	1,000	1,003,397
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $2,023,647)(h)	5.00%	02/15/2027	2,000	1,418,389
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $6,022,965)(h)	5.00%	02/15/2037	7,000	4,815,128
Series 2017, Ref. RB	5.13%	05/15/2038	1,000	907,107
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,885,979
Series 2017, Ref. RB	5.00%	08/01/2042	575	601,869
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,764,639)(h)	5.13%	02/15/2045	3,120	2,059,634
Series 2017, Ref. RB	5.25%	05/15/2054	2,825	2,375,090
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	2,940	2,939,612
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	2,450	2,337,455
Illinois (State of) Finance Authority (Northshore University Health);
Series 2020, Ref. RB	4.00%	08/15/2040	4,000	4,092,441
Series 2020, Ref. RB	4.00%	08/15/2041	1,750	1,781,660
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	591,427
Series 2014, Ref. RB	6.13%	02/01/2045	1,310	1,341,762
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	728,215
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	$ 3,495	$ 3,673,517
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,620,816
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(e)	5.45%	01/01/2046	1,640	1,340,345
Series 2016 A, RB(e)	5.60%	01/01/2056	1,775	1,422,277
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - AGM)(d)(k)	0.00%	12/15/2040	15,000	7,172,040
Series 2010 B, Ref. RB (INS - AGM)(d)(k)	0.00%	06/15/2046	15,000	5,444,934
Series 2017, Ref. RB (INS - AGM)(d)(k)	0.00%	12/15/2056	22,000	4,898,947
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2038	9,765	9,895,397
Series 2021 A, RB(l)	4.00%	01/01/2046	40,500	41,109,323
Series 2021 A, RB	5.00%	01/01/2046	15,500	17,471,366
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,220	1,268,823
Metropolitan Pier & Exposition Authority;
Series 2010 B-1, Ref. RB (INS - AGM)(d)(k)	0.00%	06/15/2043	6,450	2,701,015
Series 2010 B-1, Ref. RB (INS - AGM)(d)(k)	0.00%	06/15/2044	10,225	4,085,327
Series 2010 B-1, Ref. RB (INS - AGM)(d)(k)	0.00%	06/15/2047	31,755	11,014,755
Series 2012 B, RB (INS - AGM)(d)(k)	0.00%	12/15/2041	5,000	2,270,854
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,896,207
Mundelein (Village of), IL; Series 2019, GO Bonds (INS - AGM)(d)	4.00%	12/15/2044	4,500	4,604,754
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB(f)(g)	6.00%	03/01/2036	1,781	1,451,515
Quad Cities Regional Economic Development Authority (Pheasant Ridge Apartments); Series 2005, RB(b)	6.38%	08/01/2040	5,020	3,313,121
Robbins (Village of), IL; Series 1999 C, RB(b)	7.25%	10/15/2024	0	155
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2048	4,000	4,300,451
Southwestern Illinois Development Authority;
Series 2006, RB(f)	5.63%	11/01/2026	2,795	1,956,500
Series 2008 A, Ref. RB(g)	7.00%	10/01/2022	7,845	1,176,750
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	4.50%	12/31/2038	1,915	1,406,062
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,188	1,156,575
Will (County of), IL; Series 2019, GO Bonds	4.00%	11/15/2047	2,000	2,039,500
				297,744,620
Indiana–1.53%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	9,493,091
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB	5.38%	01/01/2040	2,745	2,466,485
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	11,925	10,281,590
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,046,389
Fort Wayne (City of), IN;
Series 2017, RB	5.13%	01/01/2032	575	527,697
Series 2017, RB	5.35%	01/01/2038	3,850	3,416,599
Series 2018, RB(e)	5.63%	01/01/2038	7,000	6,303,695
Goshen (City of), IN (Green Oaks of Goshen); Series 2021 A, RB(e)	5.00%	08/01/2041	4,065	3,340,121
Indiana (State of) Finance Authority; Series 2017, Ref. RB	5.38%	07/01/2047	2,050	2,088,626
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(e)	5.90%	07/01/2038	770	790,848
Series 2018 A, Ref. RB(e)	6.00%	07/01/2048	685	701,885
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	6,225	5,791,739
Series 2016, RB	5.50%	01/01/2037	3,815	3,482,280
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(e)	5.38%	10/01/2040	7,000	6,183,351
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(e)	5.00%	01/01/2039	3,365	2,800,250
Indiana (State of) Housing & Community Development Authority (Vita of Marion);
Series 2021 A, RB(e)	5.00%	04/01/2031	660	600,835
Series 2021 A, RB(e)	5.25%	04/01/2041	4,000	3,484,555
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(e)	5.25%	11/01/2040	4,500	3,984,605
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Kokomo (City of), IN;
Series 2017, RB	5.75%	01/01/2034	$ 1,095	$ 1,047,680
Series 2017, RB	5.88%	01/01/2037	4,555	4,342,622
Lafayette (City of), IN;
Series 2017, RB	5.60%	01/01/2033	995	943,946
Series 2017, RB	5.80%	01/01/2037	5,160	4,878,336
Merrillville (Town of), IN; Series 2016, RB	5.75%	04/01/2036	4,965	4,628,117
Mishawaka (City of), IN;
Series 2017, RB(e)	5.10%	01/01/2032	480	439,659
Series 2017, RB(e)	5.38%	01/01/2038	5,475	4,823,112
Series 2018, RB	5.75%	10/01/2038	17,510	15,047,458
Muncie (City of), IN; Series 2016, RB	5.25%	01/01/2037	2,560	2,299,133
Plainfield (Town of), IN; Series 2018, RB	5.38%	09/01/2038	8,000	7,133,761
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,443,222
Valparaiso (City of), IN (Green Oaks of Valparaiso); Series 2021, RB(e)	5.38%	12/01/2041	3,600	2,920,485
Vincennes (City of), IN; Series 2016, Ref. RB(e)	6.25%	01/01/2029	2,530	2,345,788
				123,077,960
Iowa–0.28%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,416,025
Series 2018, RB	6.00%	10/01/2048	2,780	2,784,965
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	340	338,673
Series 2007, RB(f)	5.90%	12/01/2028	1,160	23,200
Series 2018, RB	5.00%	08/01/2038	750	691,988
Series 2018, RB	5.13%	08/01/2048	1,750	1,546,892
Series 2018, RB	5.25%	08/01/2055	2,500	2,205,324
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(b)(e)	5.00%	12/01/2051	5,960	4,886,555
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	250	241,971
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,000
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	850	844,442
Series 2021 B-2, Ref. RB(k)	0.00%	06/01/2065	54,300	7,529,906
				22,579,941
Kansas–0.03%
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,212,493
Johnson & Miami Counties Unified School District No. 230 Spring Hills; Series 2013, Ref. GO Bonds(i)(j)	3.00%	09/01/2022	100	100,443
Olathe (City of), KS; Series 2006, RB(g)(o)	5.00%	03/01/2026	2,613	1,175,775
Pittsburgh (City of), KS; Series 2006, RB	4.90%	04/01/2024	180	162,402
				2,651,113
Kentucky–0.05%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	1,000	1,037,788
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(d)	5.00%	05/01/2033	900	1,009,379
Series 2018, RB (INS - BAM)(d)	5.00%	05/01/2034	800	899,522
Kuttawa (City of), KY; Series 1999, RB	6.75%	03/01/2029	1,270	1,192,636
				4,139,325
Louisiana–0.49%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(b)(e)	5.25%	05/01/2043	1,220	1,215,187
Series 2019, RB(e)	4.40%	11/01/2044	3,275	3,066,308
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	$ 16,535	$ 13,152,341
Series 2019 A, RB	5.00%	01/01/2055	12,000	9,233,198
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	2,435	2,533,203
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(e)	3.88%	11/01/2045	4,250	3,542,970
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010, RB(e)	6.35%	07/01/2040	5,115	5,862,959
Series 2010, RB(e)	6.35%	10/01/2040	440	504,341
				39,110,507
Maine–0.18%
Maine (State of) Finance Authority; Series 2015 R-2, RB(b)(e)(j)	4.38%	08/01/2025	2,000	2,021,394
Rumford (Town of), ME; Series 2001, Ref. RB(b)	6.88%	10/01/2026	12,265	12,267,800
				14,289,194
Maryland–1.16%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,114,380
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,379,447
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,814,269
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,399,209
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,668,102
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,219,181
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	1,005,489
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,110,157
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,258,499
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,535,493
Baltimore (County of), MD; Series 2018, GO Bonds(l)	4.00%	03/01/2040	9,525	9,962,256
Maryland (State of) Stadium Authority; Series 2018, RB(i)(l)	5.00%	05/01/2047	45,950	49,846,652
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(b)	5.25%	06/30/2055	10,000	10,521,791
				92,834,925
Massachusetts–0.96%
Massachusetts (Commonwealth of); Series 2005, Ref. RB (INS - NATL)(d)	5.50%	01/01/2034	23,000	28,159,417
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program); Series 2019 A, RB	5.00%	06/01/2049	1,000	1,130,220
Massachusetts (Commonwealth of) Development Finance Agency; Series 2018, RB(e)	5.13%	11/15/2046	4,565	4,845,384
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(b)	5.00%	07/01/2038	5,000	5,475,528
Series 2019 A, Ref. RB(b)	5.00%	07/01/2039	6,000	6,560,662
Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	4,000	4,367,911
Massachusetts (State of) Port Authority; Series 2021 E, RB(b)	5.00%	07/01/2051	15,000	16,438,734
Saugus (Town of), MA;
Series 2018, GO Bonds(l)	4.00%	03/01/2039	2,240	2,327,555
Series 2018, GO Bonds(l)	4.00%	03/01/2040	2,500	2,588,109
Series 2018, GO Bonds(l)	4.00%	03/01/2041	2,670	2,754,123
Series 2018, GO Bonds(l)	4.00%	03/01/2042	2,750	2,825,445
				77,473,088
Michigan–2.02%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	1,000	889,459
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	407,172
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,177,112
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,540	1,562,361
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	$ 2,740	$ 2,724,435
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	4,092,472
Detroit (City of), MI; Series 2003, GO Bonds (INS - SGI)(d)	5.25%	04/01/2023	15	15,525
Detroit City School District; Series 2013, GO Bonds (INS - AGM)(d)(l)	6.00%	05/01/2029	10,100	11,594,861
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	3,643,552
Series 2019 A, Ref. RB	5.75%	04/01/2049	22,310	17,910,075
Series 2019 A, Ref. RB	5.75%	04/01/2054	11,000	8,667,469
Series 2019 B, RB	6.00%	04/01/2027	4,090	3,935,708
Haslett Public Schools; Series 2018, GO Bonds	5.00%	05/01/2048	3,150	3,446,859
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,374,644
Series 2007, RB	6.50%	12/01/2037	555	555,237
Series 2008 C, RB(k)	0.00%	06/01/2058	804,975	38,832,235
Series 2010 A, RB	5.90%	12/01/2030	1,290	1,289,934
Series 2014, Ref. RB(e)	6.75%	07/01/2044	24,350	24,958,933
Series 2018, Ref. RB	5.75%	11/01/2040	2,000	2,095,865
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	200	210,235
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2012, RB (INS - AGM)(d)	5.00%	11/15/2036	6,500	6,588,293
Michigan State University Board of Trustees;
Series 2019 B, RB	5.00%	02/15/2044	3,820	4,188,936
Series 2019 B, RB	5.00%	02/15/2048	5,350	5,850,318
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	3,029,263
Wayne (County of), MI; Series 1999, RB(b)	6.00%	12/01/2029	13,255	13,259,390
				162,300,343
Minnesota–0.73%
Bethel (City of), MN;
Series 2018, RB	5.00%	06/01/2053	600	525,100
Series 2018, RB	5.25%	06/01/2058	1,625	1,461,393
Series 2019, RB	5.00%	05/01/2054	2,610	2,431,338
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,077,301
Brooklyn Center (City of), MN;
Series 2016 A, RB	5.50%	11/01/2035	8,895	6,002,398
Series 2016 B, RB	6.50%	11/01/2035	3,060	2,190,043
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(b)(e)	5.00%	12/01/2050	6,630	5,296,722
Series 2021 B, RB(e)	6.50%	12/01/2026	510	492,257
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB (Acquired 01/18/2019; Cost $5,682,650)(h)	6.00%	08/01/2035	5,735	4,560,006
Duluth (City of), MN Economic Development Authority;
Series 2018, RB(f)	5.45%	12/01/2046	380	91,200
Series 2018, RB(f)	5.63%	12/01/2055	1,000	240,000
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	10,257,863
Series 2021 B, RB	6.00%	07/01/2028	625	590,458
International Falls (City of), MN; Series 1999, Ref. RB(b)	6.85%	12/01/2029	6,570	6,571,501
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	3,000	3,138,973
Minneapolis (City of), MN (Riverton Community Housing); Series 2018, RB(e)	5.00%	08/01/2053	500	504,452
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	6.25%	07/01/2037	1,075	1,130,155
Series 2017 A, RB(e)	6.50%	07/01/2048	4,740	4,964,435
Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	455,883
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority;
Series 2004, RB	6.25%	03/01/2029	$ 1,574	$ 1,458,510
Series 2017 A, RB(e)	5.50%	07/01/2052	1,075	1,108,036
Series 2019, RB	5.00%	07/01/2049	1,000	1,017,250
Series 2019, RB	5.00%	07/01/2055	1,000	1,013,284
				58,578,558
Mississippi–0.36%
Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(d)	5.00%	03/01/2036	10,000	11,727,584
Mississippi State University Educational Building Corp.; Series 2018, RB(l)	4.00%	08/01/2043	13,015	13,226,500
Stonebridge Public Improvement District; Series 2007, RB (Acquired 08/31/2007-09/06/2007; Cost $19,071,964)(f)(h)	7.50%	10/01/2042	16,410	2,527,140
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,385	1,289,589
				28,770,813
Missouri–1.14%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB (Acquired 06/28/2007-07/05/2007; Cost $4,787,198)(f)(h)	5.75%	06/01/2026	4,900	980,000
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(g)	7.05%	05/01/2027	10,480	9,009,193
Series 2005, RB	5.50%	06/01/2029	2,580	2,445,092
Series 2007 A, RB(g)	5.75%	05/01/2026	1,980	1,700,457
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	6.13%	12/01/2036	570	370,500
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021, RB(e)	7.00%	10/01/2051	3,590	2,955,231
Chesterfield Valley Transportation Development District; Series 2018, RB(c)	5.50%	05/15/2046	5,000	3,058,168
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(g)	5.63%	04/01/2027	3,100	2,625,246
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(g)(o)	5.00%	05/01/2026	3,020	1,389,200
Series 2006 A, RB(g)(o)	5.00%	05/01/2036	3,825	1,759,500
Grindstone Plaza Transportation Development District;
Series 2006 A, RB	5.40%	10/01/2026	365	365,018
Series 2006 A, RB	5.55%	10/01/2036	115	111,333
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	5.25%	12/01/2048	4,900	5,026,063
Kansas City (City of), MO Industrial Development Authority;
Series 2004 A, RB(b)	6.75%	07/01/2036	980	851,474
Series 2019, RB(e)	5.00%	07/01/2040	5,665	5,053,211
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(b)	5.00%	03/01/2046	23,130	24,723,289
Series 2019 B, RB (INS - AGM)(b)(d)	5.00%	03/01/2049	5,000	5,348,257
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	1,890	1,760,427
Lee’s Summit (City of), MO Industrial Development Authority;
Series 2007, RB(f)(g)	5.75%	03/01/2029	750	465,000
Series 2012, RB	6.00%	05/01/2042	2,800	2,659,643
Move Rolla Transportation Development District; Series 2017, RB	4.63%	06/01/2042	2,095	2,110,687
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	608	501,392
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	675	631,960
St Louis (County of), MO; Series 2007 A, RB(g)	5.50%	09/02/2028	1,108	365,640
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	5.00%	10/01/2046	2,750	2,416,137
St. Louis (City of), MO;
Series 2007, RB(g)(o)	6.30%	04/01/2027	3,043	699,890
Series 2007, RB(g)	5.50%	05/29/2028	2,031	810,756
St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(f)(g)	8.00%	04/27/2033	4,580	137,400
St. Louis (City of), MO Land Clearance for Redevelopment Authority;
Series 2018 A, RB	5.00%	04/01/2038	4,000	4,401,917
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,746,746
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO;
Series 2006, RB(g)(o)	6.00%	08/21/2026	$ 1,660	$ 332,000
Series 2006, RB(g)(o)	6.00%	08/21/2026	2,442	537,240
Series 2007 A, RB(g)	5.50%	01/20/2028	2,285	959,700
Series 2007 B, RB(g)(o)	5.50%	01/20/2028	1,510	75,500
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(e)	5.88%	03/01/2033	3,100	3,014,227
Stone Canyon Community Improvement District; Series 2007, RB(f)(g)	5.75%	04/01/2027	975	253,500
				91,650,994
Montana–0.01%
Hardin (City of), MT; Series 2006, RB(g)(o)	6.25%	09/01/2031	5,935	1,187,000
Nevada–0.55%
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	800	802,068
Series 2007 A, RB	5.05%	02/01/2031	750	751,368
Series 2018 A, GO Bonds(l)	5.00%	05/01/2048	27,500	30,172,645
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	06/01/2043	7,160	7,898,892
Clark County School District; Series 2018 A, GO Bonds	5.00%	06/15/2022	145	145,207
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	1,000	1,025,748
Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	170	170,539
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(e)(k)	0.00%	07/01/2058	26,000	3,076,322
				44,042,789
New Hampshire–0.48%
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(e)	5.25%	07/01/2039	1,400	1,361,486
Series 2019 A, RB(e)	5.63%	07/01/2046	770	769,454
Series 2019 A, RB(e)	5.75%	07/01/2054	2,680	2,683,933
Series 2020 1-A, RB	4.13%	01/20/2034	7,254	7,636,528
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/14/2017-02/13/2020; Cost $1,171,530)(e)(f)(h)	5.25%	07/01/2027	1,100	440,000
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,725,000)(e)(f)(h)	6.13%	07/01/2037	1,725	690,000
Series 2017 A, RB (Acquired 06/12/2017; Cost $865,000)(e)(f)(h)	6.25%	07/01/2042	865	346,000
Series 2017 A, RB (Acquired 06/12/2017-04/28/2020; Cost $12,692,763)(e)(f)(h)	6.13%	07/01/2052	14,375	5,750,000
New Hampshire (State of) Turnpike System; Series 2012 C, RB(i)(j)	4.00%	08/01/2022	18,850	18,937,114
				38,614,515
New Jersey–1.64%
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2031	5,000	5,398,125
Series 2020 A, GO Bonds	4.00%	06/01/2032	5,000	5,384,864
New Jersey (State of) Economic Development Authority;
Series 2014 A, RB(e)	6.00%	10/01/2034	565	581,495
Series 2014 A, RB(e)	6.20%	10/01/2044	750	769,008
Series 2017 A, RB(e)	5.38%	07/01/2047	1,865	1,823,468
Series 2017 A, Ref. RB(e)	5.13%	09/01/2052	2,055	2,088,360
Series 2017, RB	5.00%	07/15/2047	1,875	1,934,285
Series 2018 A, RB(e)	5.75%	09/01/2050	2,630	2,376,055
Series 2018 A, RB(e)	5.38%	10/01/2050	5,000	5,040,938
Series 2018 A, RB(e)	6.50%	11/01/2052	690	752,872
Series 2019 B, RB(e)	5.75%	10/01/2026	765	732,782
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(e)	5.00%	10/01/2039	6,000	5,293,579
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 2000 B, RB(b)	5.63%	11/15/2030	8,550	8,707,402
Series 2012, RB(b)	5.75%	09/15/2027	925	928,867
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB(e)	6.30%	10/01/2049	500	513,205
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	$ 2,955	$ 3,288,740
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,002,041
New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,222,380
New Jersey (State of) Educational Facilities Authority (College of St. Elizabeth (The)); Series 2016 D, Ref. RB	5.00%	07/01/2046	5,000	5,047,523
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $5,000,000)(e)(h)	5.75%	10/01/2038	5,000	4,158,631
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(d)(k)	0.00%	12/15/2037	10,000	5,650,865
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,300	3,539,257
Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	3,807,802
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	18,650	19,788,821
Series 2018 B, Ref. RB	5.00%	06/01/2046	39,350	40,478,212
				131,309,577
New Mexico–0.12%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	594,694
Farmington (City of), NM (San Juan Four Corners); Series 2016 A, Ref. RB	2.15%	04/01/2033	7,355	5,910,383
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	55	53,513
Series 2015 B, RB	5.90%	09/01/2032	350	340,535
Series 2015 C, RB	5.90%	09/01/2032	450	429,652
Series 2015 D, RB(k)	0.00%	03/01/2032	385	181,452
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,770	1,771,122
				9,281,351
New York–23.97%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(b)(e)	5.50%	12/31/2040	9,655	9,159,525
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(k)	0.00%	06/01/2055	17,700	833,020
Essex (County of), NY Industrial Development Agency; Series 2017, RB(b)	6.25%	06/01/2047	4,095	3,309,552
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(e)(f)	5.88%	01/01/2052	5,400	4,050,000
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2042	14,000	14,433,103
Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2042	5,000	5,520,647
Metropolitan Transportation Authority;
Series 2012 A, Ref. RB	5.00%	11/15/2028	5,250	5,329,743
Series 2013 D, RB(i)(j)	5.25%	11/15/2023	900	946,240
Series 2013 D, RB(i)(j)	5.25%	11/15/2023	900	946,240
Series 2017 D, Ref. RB	4.00%	11/15/2042	4,680	4,642,094
Series 2018, RB(l)	5.25%	11/15/2057	10,000	10,792,272
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	5,005	5,253,731
Series 2017 B-1, RB	5.00%	11/15/2042	3,000	3,179,565
Series 2020 A-1, RB	4.00%	11/15/2045	13,000	12,834,501
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	23,683,686
Series 2020 A-1, RB	4.00%	11/15/2051	12,000	11,569,118
Series 2020 C-1, RB	4.75%	11/15/2045	27,000	27,765,104
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	31,999,205
Subseries 2016 B-1, RB	5.00%	11/15/2051	10,470	11,004,652
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB	6.00%	06/01/2030	1,000	1,002,664
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	32,815	32,856,127
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	8,272	6,026,317
Series 2021, Ref. RB(e)	9.00%	01/01/2041	3,970	3,559,953
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
Series 2017, RB(b)(l)	5.00%	11/15/2047	$ 19,725	$ 20,668,427
Series 2017, RB(l)	5.00%	04/15/2057	11,050	11,967,454
Series 2017, RB(l)	5.00%	05/15/2057	13,000	14,164,319
Series 2018 206, RB(b)(l)	5.00%	11/15/2042	2,000	2,104,224
Series 2020 221, RB(b)	4.00%	07/15/2045	4,000	3,996,994
Series 2020 221, RB(b)	4.00%	07/15/2055	47,995	48,036,962
Series 2020 221, RB(b)	4.00%	07/15/2060	62,090	61,645,479
Series 2020 222, Ref. RB	4.00%	07/15/2037	2,000	2,089,108
Series 2020 222, Ref. RB	4.00%	07/15/2038	2,250	2,344,550
Series 2020 222, Ref. RB	4.00%	07/15/2039	2,250	2,340,446
Series 2020, RB(b)(l)	5.00%	11/01/2049	50,045	52,870,671
Series 2020-222, Ref. RB	4.00%	07/15/2040	2,000	2,077,179
Series 2021, Ref. RB(b)	4.00%	07/15/2041	1,850	1,863,848
Series 2021, Ref. RB(b)	4.00%	07/15/2051	10,450	10,371,617
Series 2021, Ref. RB(b)	4.00%	07/15/2061	14,595	14,460,986
New York (City of), NY;
Series 2020 D-1, GO Bonds(l)	4.00%	03/01/2050	67,200	68,994,206
Series 2021 CC-1, RB(l)	4.00%	06/15/2051	15,000	15,536,688
Series 2021 F-1, GO Bonds	5.00%	03/01/2023	200	205,402
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	27,200	30,312,281
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2039	1,975	2,178,306
New York (City of), NY Industrial Development Agency; Series 1997, RB(b)(i)	6.20%	10/01/2022	4,430	4,501,037
New York (City of), NY Municipal Water Finance Authority; Series 2022 CC-1, RB	4.00%	06/15/2052	23,375	24,244,753
New York (City of), NY Transitional Finance Authority;
Series 2018 A-3, RB(l)	5.00%	08/01/2041	53,425	58,362,277
Series 2018 B-1, RB(l)	5.00%	08/01/2045	20,140	21,857,291
Series 2018 C-3, RB(l)	5.00%	05/01/2041	16,810	18,455,449
Series 2018 S-3, RB(l)	5.00%	07/15/2035	25,000	27,814,418
Series 2018, RB(l)	5.00%	08/01/2042	13,000	14,300,173
Series 2019 F-1, RB(l)	5.00%	05/01/2042	55,000	59,783,768
Series 2020 C-1, RB	4.00%	05/01/2045	4,600	4,751,082
Series 2020 D, RB	4.00%	11/01/2046	7,500	7,737,513
Series 2020 D, RB	4.00%	11/01/2047	10,000	10,306,828
Series 2020, RB	4.00%	05/01/2047	17,000	17,521,608
Series 2022 F-1, RB	4.00%	02/01/2051	2,500	2,575,996
Series 2022 F-1, RB	5.00%	02/01/2051	5,000	5,696,515
Subseries 2018 A-1, RB	5.00%	08/01/2040	2,450	2,701,951
New York (State of) Dormitory Authority;
Series 2018 A, RB(l)	5.00%	03/15/2044	15,000	16,267,008
Series 2018 E, RB(l)	5.00%	03/15/2041	10,000	11,022,410
Series 2018 E, Ref. RB	5.00%	03/15/2042	5,000	5,503,025
Series 2019 A, Ref. RB	5.00%	03/15/2045	10,000	11,073,769
Series 2020 A, Ref. RB	4.00%	03/15/2047	14,185	14,542,571
Series 2020 A, Ref. RB	4.00%	03/15/2048	39,290	40,247,651
Series 2020 D, Ref. RB	4.00%	02/15/2047	5,000	5,118,336
Series 2021 A, Ref. RB	4.00%	03/15/2047	22,375	22,968,007
Series 2021 E, Ref. RB	4.00%	03/15/2047	15,900	16,361,493
Series 2022 A, Ref. RB	5.00%	03/15/2046	32,855	37,430,906
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	19,250	19,613,792
Series 2020 N, RB	4.00%	01/01/2046	3,360	3,437,015
New York (State of) Thruway Authority (Bid Group 4); Series 2021 A-1, Ref. RB	4.00%	03/15/2052	10,500	10,720,713
New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	17,369,774
New York City Municipal Water Finance Authority; Series 2022-XF1336, RB(l)(n)	5.00%	06/15/2051	35,000	39,863,365
New York City Transitional Finance Authority Future Tax Secured Revenue; Series 2022-XF1337, RB(l)(n)	5.00%	02/01/2047	12,000	13,724,683
New York Counties Tobacco Trust V; Series 2005 S4B, RB(e)(k)	0.00%	06/01/2060	234,000	8,269,490
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2060	$ 23,550	$ 23,698,469
New York State Dormitory Authority; Series 2022-XF2996, RB(l)(n)	5.00%	03/15/2042	38,270	42,120,157
New York State Environmental Facilities Corp.; Series 2018 B, RB	5.00%	06/15/2048	8,320	9,210,229
New York State Thruway Authority; Series 2022-XX1212, RB(l)(m)(n)	4.00%	03/15/2057	59,635	60,664,509
New York State Urban Development Corp; Series 2022-XF1334, RB(l)(n)	5.00%	03/15/2041	14,060	15,749,559
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2049	49,745	50,948,565
Series 2020 C, Ref. RB	4.00%	03/15/2045	5,000	5,140,251
Series 2020 C, Ref. RB	5.00%	03/15/2047	4,700	5,244,523
Series 2020 C, Ref. RB	4.00%	03/15/2049	18,500	18,947,602
Series 2021 A, Ref. RB(l)	4.00%	03/15/2044	46,270	47,618,539
New York State Urban Development Corp. (Bidding Group 3);
Series 2021 A, Ref. RB	4.00%	03/15/2045	21,465	22,060,186
Series 2021, Ref. RB	4.00%	03/15/2047	14,500	14,879,719
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(b)	5.25%	08/01/2031	15,115	16,074,254
Series 2020, Ref. RB(b)	5.38%	08/01/2036	9,800	10,655,854
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	60,810	60,814,275
Series 2016, Ref. RB(b)	5.00%	08/01/2031	43,220	43,223,038
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2016 A, RB(b)	4.00%	07/01/2031	2,525	2,534,586
Series 2016 A, RB(b)	5.00%	07/01/2034	2,500	2,598,877
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(b)	5.00%	10/01/2040	20,000	20,730,868
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(b)	4.38%	10/01/2045	6,500	6,273,694
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(b)	5.00%	07/01/2046	2,500	2,586,204
Triborough Bridge & Tunnel Authority;
Series 2020 A, RB(l)	5.00%	11/15/2049	31,720	35,598,576
Series 2021 A, RB(l)	5.00%	11/15/2051	11,000	12,381,166
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	8,000	9,037,484
Series 2021 A-1, Ref. RB(l)	5.00%	05/15/2051	26,880	30,365,946
Series 2021 C-1A, RB(l)	4.00%	05/15/2046	17,800	18,364,844
Series 2021 C-3, RB	4.00%	05/15/2051	10,000	10,274,431
Series 2022, RB	5.00%	05/15/2040	8,085	9,352,622
Series 2022-XF1332, RB(l)(n)	5.25%	05/15/2052	94,835	110,529,197
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	4.00%	11/15/2054	5,000	5,065,581
Series 2020 A, RB	5.00%	11/15/2054	25,750	28,780,888
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2054	465	469,539
				1,925,065,105
North Carolina–0.23%
Charlotte (City of), NC;
Series 2019 B, Ref. COP	4.00%	06/01/2038	1,000	1,054,750
Series 2019 B, Ref. COP	4.00%	06/01/2039	750	787,436
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	16,500	16,566,068
				18,408,254
North Dakota–0.20%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB(b)(e)	6.63%	12/15/2031	3,000	1,859,892
Series 2021, RB(b)(e)	7.00%	12/15/2043	23,500	14,188,400
				16,048,292
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Northern Mariana Islands–0.27%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2033	$ 23,505	$ 21,518,071
Ohio–3.58%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	8,735	8,460,212
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	131,300	133,374,606
Series 2020 B-3, Ref. RB(k)	0.00%	06/01/2057	104,895	15,451,128
Butler (County of), NY Port Authority; Series 2013, Ref. RB(i)(j)	7.00%	07/01/2023	5,645	5,962,288
Cleveland (City of) & Cuyahoga (County of), OH Port Authority;
Series 2018, Ref. RB	5.25%	12/01/2038	815	862,270
Series 2018, Ref. RB	5.50%	12/01/2043	735	780,259
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	3,053,466
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(e)	4.50%	12/01/2055	750	672,575
Columbus (City of) & Franklin (County of), OH Finance Authority; Series 2007 A, RB	6.00%	05/15/2035	150	150,339
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2057	4,900	5,350,867
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	10,000	10,920,137
Darke (County of), OH (Wayne Healthcare);
Series 2019 A, RB	4.00%	09/01/2040	1,000	967,130
Series 2019 A, RB	4.00%	09/01/2045	1,750	1,649,927
FirstEnergy Solutions Corp.;
Class A3(g)	3.75%	12/01/2023	7,750	23,302
Class B5(g)	3.10%	03/01/2023	2,000	6,013
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2012, RB(i)(j)	5.00%	06/16/2022	7,000	7,010,536
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	540	540,133
Series 2004, RB	6.40%	02/15/2034	2,500	2,467,974
Hardin (County of), OH (Ohio Northern University); Series 2020, Ref. RB	5.50%	05/01/2050	3,000	2,987,115
Hickory Chase Community Authority; Series 2019, Ref. RB(e)	5.00%	12/01/2040	1,855	1,788,791
Lorain (County of), OH Port Authority; Series 2005 A, RB(b)	6.00%	11/15/2025	100	100,000
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	4,000	4,000,802
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,162,894
Series 2019, Ref. RB	5.13%	12/01/2049	6,000	6,016,724
Norwood (City of), OH; Series 2017, RB	6.00%	12/01/2046	1,060	1,000,418
Ohio (State of) Air Quality Development Authority; Series 2019, RB(b)(e)	5.00%	07/01/2049	10,000	10,166,361
Ohio (State of) Higher Educational Facility Commission;
Series 2015, Ref. RB	6.00%	10/01/2041	23,700	25,094,574
Series 2018, Ref. RB	5.25%	01/01/2048	5,750	4,790,763
Series 2019, RB	5.00%	11/01/2044	10,960	12,198,403
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(e)	5.45%	01/01/2038	5,400	4,604,147
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2012, Ref. RB	5.75%	12/01/2032	4,100	4,144,165
Warren (County of), OH Port Authority;
Series 2019 D, RB(e)	4.00%	12/01/2039	2,305	2,177,628
Series 2019 D, RB(e)	5.00%	12/01/2052	3,670	3,762,953
Series 2019, RB(e)	5.25%	12/01/2052	6,105	5,627,035
				287,325,935
Oklahoma–0.34%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007-03/01/2016; Cost $4,220,000)(h)	6.63%	10/01/2037	4,500	3,713,712
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(b)	6.50%	09/01/2026	100	100,409
Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(e)	4.00%	12/01/2043	2,575	2,054,827
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(j)	5.00%	06/01/2025	20,660	21,203,715
				27,072,663
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–0.95%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	$ 1,000	$ 1,006,089
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	1,009,604
Oregon (State of) Facilities Authority;
Series 2015 A, RB(e)	5.75%	06/15/2046	1,740	1,786,643
Series 2016 A, RB	5.25%	06/15/2051	2,625	2,634,426
Portland (Port of), OR;
Series 2020 A, RB(b)	4.00%	07/01/2050	25,710	25,574,688
Series 2022 28, RB(b)	4.00%	07/01/2047	44,220	44,240,001
				76,251,451
Pennsylvania–1.89%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	17,800	18,816,939
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	4,005	4,404,904
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.38%	05/01/2042	8,000	8,571,306
Series 2022, RB(e)	5.25%	05/01/2042	3,750	3,778,601
Chester (County of), PA Industrial Development Authority;
Series 2016, RB	5.25%	01/01/2037	1,710	1,547,840
Series 2016, RB	5.50%	01/01/2052	11,080	9,644,689
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(e)	5.00%	03/01/2038	504	514,555
Series 2018, RB(e)	5.13%	03/01/2048	987	1,000,397
Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,897,240
Series 2016 A, Ref. RB	6.00%	06/01/2051	3,215	3,379,573
Dauphin (County of), PA Industrial Development Authority (Dauphin Construction Water Supply); Series 1992 A, RB(b)	6.90%	06/01/2024	3,400	3,707,940
Lancaster (City of), PA; Series 2018, GO Bonds (INS - BAM)(d)	4.00%	11/01/2040	5	5,157
Monroeville Finance Authority; Series 2012, RB(i)(j)	5.00%	08/15/2022	5,000	5,038,675
Montgomery (County of), PA Higher Education & Health Authority;
Series 2017, Ref. RB	5.00%	12/01/2032	1,260	1,064,002
Series 2017, Ref. RB	5.25%	12/01/2037	1,705	1,379,728
Series 2017, Ref. RB	5.30%	12/01/2038	500	401,304
Series 2017, Ref. RB	5.38%	12/01/2047	3,140	2,392,208
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(g)(h)(o)	5.00%	12/31/2023	8,239	1,482,958
Series 2013, RB(g)(o)	5.00%	12/31/2023	3,336	600,575
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	13	12,883
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 B, RB	5.25%	12/01/2044	560	579,077
Series 2021 A, Ref. RB(l)(m)	4.00%	12/01/2051	50,000	51,337,850
Philadelphia (City of), PA Authority for Industrial Development;
Series 2012 A, RB	5.50%	06/15/2022	195	195,193
Series 2012 A, RB	5.50%	06/15/2032	2,000	2,002,460
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB(i)(j)	5.63%	07/01/2022	5,250	5,268,990
Series 2012 A, RB(i)(j)	5.63%	07/01/2022	3,350	3,362,118
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(i)(j)	6.13%	03/15/2023	1,500	1,553,227
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(e)	5.00%	03/15/2045	8,430	8,395,087
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	7,500	8,039,744
				151,375,220
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–10.68%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	$ 520	$ 533,370
Series 2002, RB	5.50%	05/15/2039	35,925	36,497,249
Series 2002, RB	5.63%	05/15/2043	108,400	110,377,639
Series 2005 A, RB(k)	0.00%	05/15/2050	28,000	4,702,468
Series 2005 B, RB(k)	0.00%	05/15/2055	127,450	12,199,769
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2024	7,479	6,876,871
Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	18,710	11,104,268
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	16,238	16,454,999
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	16,192	17,051,425
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	16,045	17,523,995
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	17,466,316
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	15,332	17,369,929
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	27,546	27,013,303
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	13,068	12,640,637
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	11,216	10,848,785
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	15,250	14,485,899
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	15,859	14,837,503
Subseries 2022, RN(k)	0.00%	11/01/2043	80,370	41,692,170
Subseries 2022, RN(k)	0.00%	11/01/2051	5,844	2,695,601
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(i)	5.50%	07/01/2028	250	250,828
Series 2012 A, RB(i)	5.25%	07/01/2029	8,130	8,155,289
Series 2012 A, RB(i)	5.00%	07/01/2033	19,468	19,524,662
Series 2012 A, RB(i)	5.75%	07/01/2037	25,035	25,122,888
Series 2012 A, RB(i)	5.25%	07/01/2042	10,000	10,031,106
Series 2012 A, RB(i)	6.00%	07/01/2047	37,380	37,518,396
Series 2021 A, RB(e)	5.00%	07/01/2022	320	320,671
Series 2021 A, RB(e)	5.00%	07/01/2025	315	328,744
Series 2021 A, RB(e)	5.00%	07/01/2033	900	960,868
Series 2021 A, RB(e)	5.00%	07/01/2037	450	476,234
Series 2021 A, RB(e)	4.00%	07/01/2042	1,250	1,216,276
Series 2021 B, RB(e)	5.00%	07/01/2033	5,000	5,338,157
Series 2022 A, Ref. RB(e)	5.00%	07/01/2033	4,000	4,284,910
Series 2022 A, Ref. RB(e)	5.00%	07/01/2037	6,000	6,379,820
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(f)	5.00%	07/01/2026	895	832,350
Series 2007 TT, RB (Acquired 07/21/2014-09/10/2015; Cost $1,155,588)(f)(h)	5.00%	07/01/2027	1,990	1,850,700
Series 2007 TT, RB(f)	5.00%	07/01/2032	3,680	3,422,400
Series 2007 TT-RSA-1, RB (Acquired 07/21/2014-09/10/2014; Cost $103,425)(f)(h)	5.00%	07/01/2022	210	195,300
Series 2007 TT-RSA-1, RB (Acquired 09/10/2014; Cost $8,400)(f)(h)	5.00%	07/01/2024	15	13,950
Series 2007 UU, Ref. RB (Acquired 12/11/2018; Cost $7,905,000) (INS - AGC)(d)(h)	5.00%	07/01/2026	7,905	8,057,824
Series 2007 VV, Ref. RB (Acquired 04/22/2020; Cost $175,243) (INS - NATL)(d)(h)	5.25%	07/01/2026	175	181,307
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	22,000	22,941,255
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	465	485,088
Series 2008 WW, RB(f)	5.50%	07/01/2038	605	567,944
Series 2008 WW-RSA-1, RB (Acquired 07/21/2014-09/10/2014; Cost $46,250)(f)(h)	5.38%	07/01/2022	85	79,581
Series 2008 WW-RSA-1, RB (Acquired 07/18/2014-09/10/2014; Cost $169,000)(f)(h)	5.38%	07/01/2024	390	365,138
Series 2008 WW-RSA-1, RB(f)	5.25%	07/01/2033	415	388,025
Series 2010 AAA-RSA-1, RB (Acquired 09/10/2014; Cost $22,400)(f)(h)	5.25%	07/01/2022	40	37,400
Series 2010 AAA-RSA-1, RB (Acquired 07/21/2014; Cost $4,200)(f)(h)	5.25%	07/01/2023	10	9,350
Series 2010 AAA-RSA-1, RB(f)	5.25%	07/01/2028	2,600	2,431,000
Series 2010 AAA-RSA-1, RB (Acquired 07/21/2014-09/08/2015; Cost $252,613)(f)(h)	5.25%	07/01/2029	445	416,075
Series 2010 AAA-RSA-1, RB (Acquired 07/21/2014-09/10/2014; Cost $49,825)(f)(h)	5.25%	07/01/2030	95	88,825
Series 2010 AAA-RSA-1, Ref. RB (Acquired 05/11/2011-09/05/2014; Cost $4,429,876)(f)(h)	5.25%	07/01/2026	4,570	4,272,950
Series 2010 CCC-RSA-1, RB (Acquired 09/02/2015; Cost $208,475)(f)(h)	5.00%	07/01/2022	310	288,300
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2010 CCC-RSA-1, RB (Acquired 09/10/2014; Cost $19,600)(f)(h)	5.00%	07/01/2024	$ 35	$ 32,550
Series 2010 CCC-RSA-1, RB (Acquired 09/10/2014-09/08/2015; Cost $188,388)(f)(h)	5.00%	07/01/2027	285	265,050
Series 2010 CCC-RSA-1, RB(f)	5.00%	07/01/2028	540	502,200
Series 2010 DDD, Ref. RB(f)	5.00%	07/01/2022	185	172,050
Series 2010 XX, RB(f)	5.25%	07/01/2035	2,660	2,487,100
Series 2010 XX, RB (Acquired 06/17/2014-10/16/2014; Cost $13,303,031)(f)(h)	5.25%	07/01/2040	28,430	26,582,050
Series 2010 XX-RSA-1, RB (Acquired 09/10/2014; Cost $5,600)(f)(h)	5.25%	07/01/2026	10	9,350
Series 2010 XX-RSA-1, RB (Acquired 07/16/2014-09/07/2016; Cost $539,850)(f)(h)	5.25%	07/01/2027	845	790,075
Series 2010 XX-RSA-1, RB (Acquired 03/25/2014-09/08/2015; Cost $11,341,763)(f)(h)	5.75%	07/01/2036	18,575	17,506,938
Series 2010 ZZ, Ref. RB(f)	5.25%	07/01/2026	1,135	1,061,225
Series 2010 ZZ-RSA-1, Ref. RB (Acquired 10/21/2014; Cost $425,000)(f)(h)	5.00%	07/01/2022	850	790,500
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.25%	07/01/2022	50	46,750
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.00%	07/01/2024	215	199,950
Series 2010 ZZ-RSA-1, Ref. RB (Acquired 09/05/2014; Cost $105,602)(f)(h)	4.63%	07/01/2025	190	175,988
Series 2010 ZZ-RSA-1, Ref. RB (Acquired 07/16/2014-09/02/2015; Cost $151,188)(f)(h)	5.25%	07/01/2025	275	257,125
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.00%	07/01/2026	10	9,300
Series 2012 A, RB(f)	5.00%	07/02/2029	3,100	2,883,000
Series 2012 A, RB (Acquired 04/11/2014-10/06/2017; Cost $6,474,953)(f)(h)	5.05%	07/01/2042	11,925	11,090,250
Series 2013 A, RB(f)	7.00%	07/01/2040	480	465,600
Series 2013 A, RB (Acquired 07/14/2014-01/06/2016; Cost $4,464,459)(f)(h)	7.00%	07/01/2043	9,080	8,807,596
Series 2013 A-RSA, RB (Acquired 09/08/2015; Cost $108,400)(f)(h)	7.25%	07/01/2030	160	155,600
Series 2016 E-4, RB(f)	10.00%	07/01/2022	543	545,054
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(d)	5.00%	07/01/2027	45	45,342
Series 2002 E, RB (INS - AGM)(d)	5.50%	07/01/2023	25	25,766
Series 2003 AA, RB(f)	5.00%	07/01/2028	1,360	1,567,400
Series 2003 AA, RB(f)	5.00%	07/02/2035	1,035	1,192,838
Series 2003 AA-2, Ref. RB(f)	5.30%	07/02/2035	7,895	9,098,988
Series 2003 H, Ref. RB(f)	5.45%	07/01/2035	605	334,263
Series 2003, RB (INS - AGC)(d)	5.75%	07/01/2022	9,000	9,135,914
Series 2003, RB (INS - AGC)(d)	5.00%	07/01/2023	215	216,634
Series 2003, RB(f)	5.00%	07/03/2028	2,175	348,000
Series 2004 J, RB (INS - NATL)(d)	5.00%	07/01/2029	250	256,095
Series 2005 L, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	1,490	1,550,080
Series 2005 L, Ref. RB (INS - AMBAC)(d)	5.25%	07/01/2038	125	128,089
Series 2007 CC, Ref. RB(f)	5.50%	07/01/2029	5,000	5,762,386
Series 2007 CC, Ref. RB(f)	5.50%	07/01/2030	3,250	3,745,624
Series 2007 CC, Ref. RB (INS - AGM)(d)	5.25%	07/01/2033	80	84,774
Series 2007 N, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	165	172,059
Series 2007 N, Ref. RB (INS - AGM)(d)	5.25%	07/01/2034	60	63,709
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(b)	6.63%	06/01/2026	5,600	5,803,921
Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 12/08/2011-02/17/2017; Cost $35,822,243)(f)(h)	5.50%	08/01/2031	49,020	2,083,394
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2029	11	8,386
Series 2018 A-1, RB	4.50%	07/01/2034	11	11,259
Series 2018 A-1, RB	4.55%	07/01/2040	3,337	3,380,222
Series 2018 A-1, RB(k)	0.00%	07/01/2046	157,376	47,885,032
Series 2018 A-1, RB(k)	0.00%	07/01/2051	103,344	22,834,229
Series 2018 A-1, RB	4.75%	07/01/2053	34,576	34,786,976
Series 2018 A-1, RB	5.00%	07/01/2058	40,948	41,734,840
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,503,108
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	14,897,554
Series 2019 A-2B, RB	4.55%	07/01/2040	5,542	5,613,782
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2022	$ 100	$ 100,000
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,220,941
Series 2006 Q, RB	5.00%	06/01/2036	1,025	1,022,471
				857,655,184
Rhode Island–0.10%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(f)(h)	7.25%	07/15/2035	44,240	7,963,200
South Carolina–0.47%
Charleston (City of), SC; Series 2021, Ref. RB	4.00%	01/01/2034	8,000	9,089,039
Lancaster County School District; Series 2018 XF252, GO Bonds(l)	4.00%	03/01/2036	12,555	13,092,537
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(b)(e)	7.00%	05/01/2039	5,000	4,075,927
Series 2021, RB(b)(e)	6.00%	06/01/2031	1,000	911,037
Series 2021, RB(b)(e)	6.25%	06/01/2040	1,000	867,007
Series 2021, RB(b)(e)	6.50%	06/01/2051	2,750	2,322,323
South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(e)	8.75%	07/01/2025	785	785,312
South Carolina (State of) Ports Authority;
Series 2018, RB(b)	5.00%	07/01/2043	1,500	1,609,404
Series 2018, RB(b)	5.00%	07/01/2055	3,750	3,990,737
University of South Carolina; Series 2017 B, Ref. RB	5.00%	05/01/2029	1,165	1,297,869
				38,041,192
Tennessee–0.86%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016 B, RB(e)(k)	0.00%	12/01/2022	1,000	981,261
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	775	775,308
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,545	1,516,622
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,160	1,211,218
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,545	1,609,220
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(b)	5.00%	07/01/2043	7,250	7,697,544
Memphis (City of), TN; Series 2019, GO Bonds(l)	4.00%	06/01/2047	10,765	10,906,278
Memphis-Shelby (County of), TN Airport Authority; Series 2021 A, RB(b)	5.00%	07/01/2045	11,500	12,546,668
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	5.13%	06/01/2036	600	626,568
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB(b)	5.00%	07/01/2049	4,430	4,774,947
Series 2019 B, RB(b)	5.00%	07/01/2054	16,500	17,621,229
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	8,264,285
Series 2013 B, Ref. RB(f)	8.00%	09/01/2044	6,350	317,500
				68,848,648
Texas–6.78%
Alamo Community College District; Series 2021, GO Bonds	4.00%	08/15/2032	9,465	10,244,757
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	912,966
Series 2017, RB	5.25%	09/01/2047	1,475	1,512,917
Arlington Higher Education Finance Corp.;
Series 2020, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,100	1,119,622
Series 2020, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	2,500	2,536,372
Arlington Higher Education Finance Corp. (Great Hearts America);
Series 2020 A, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,500	1,526,757
Series 2020 A, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2055	3,175	3,208,802
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	786,723
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,526,381
Aubrey (City of), TX; Series 2015, RB	7.25%	09/01/2045	655	671,449
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Austin Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	$ 2,750	$ 3,243,784
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(b)	7.00%	03/01/2039	19,100	19,497,544
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, RB(f)	9.70%	11/01/2039	4,502	1,351
Series 2004 D, RB(f)	1.00%	11/01/2039	3,659	732
Carrollton-Farmers Branch Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	2,475	2,927,154
Celina (City of), TX;
Series 2015, RB	6.25%	09/01/2045	1,755	1,769,386
Series 2015, RB	7.25%	09/01/2045	955	962,603
Series 2015, RB	7.50%	09/01/2045	3,815	3,899,395
Central Texas Regional Mobility Authority; Series 2021 D, Ref. RB	4.00%	01/01/2044	25,000	25,366,955
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,295,927
Crandall (City of), TX;
Series 2021, RB(e)	4.75%	09/15/2031	100	91,724
Series 2021, RB(e)	4.25%	09/15/2041	250	222,399
Series 2021, RB(e)	5.00%	09/15/2041	500	459,819
Series 2021, RB(e)	4.50%	09/15/2051	500	436,783
Series 2021, RB(e)	5.25%	09/15/2051	500	453,936
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 F, Ref. RB	5.00%	11/01/2022	110	111,653
Series 2013 G, RB	5.00%	11/01/2022	260	263,906
Dallas (City of), TX Area Rapid Transit; Series 2021 B, Ref. RB	4.00%	12/01/2051	34,365	35,201,925
Edinburg Economic Development Corp.; Series 2019, RB(e)	5.00%	08/15/2044	1,645	1,548,185
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	1,350	1,142,104
Series 2014, RB	6.00%	09/01/2038	3,325	2,482,749
Series 2014, RB	6.13%	09/01/2044	3,125	2,288,119
Grand Parkway Transportation Corp.;
Series 2015 XF2034, Revenue Ctfs.(i)(j)(l)	5.00%	10/01/2023	10,000	10,431,023
Series 2018 A, RB	5.00%	10/01/2048	5,000	5,429,097
Series 2018 XF2669, Revenue Ctfs.(l)	5.00%	10/01/2048	32,525	35,316,279
Gulf Coast Industrial Development Authority; Series 1998, RB(b)	8.00%	04/01/2028	20	20,000
Houston (City of), TX;
Series 2020 C, Ref. RB	4.00%	11/15/2049	3,500	3,525,378
Series 2021 A, RB(b)	4.00%	07/01/2046	6,400	6,399,012
Series 2021 A, RB(b)	4.00%	07/01/2048	23,715	23,692,371
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(b)	5.00%	07/15/2028	8,250	8,472,771
Series 2020, Ref. RB(b)	5.00%	07/15/2027	1,750	1,813,777
Series 2021, RB(b)	4.00%	07/15/2041	15,000	13,404,837
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2020 A, Ref. RB(b)	5.00%	07/01/2027	1,250	1,295,524
Laredo (City of), TX; Series 2020 A, RB	4.00%	03/01/2050	5,975	6,102,560
Lower Colorado River Authority; Series 2013 A, Ref. RB	5.00%	05/15/2031	7,895	8,074,133
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(e)	5.75%	09/15/2052	2,500	2,530,637
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	25,000	25,946,767
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(i)(j)	5.88%	04/01/2023	785	812,376
Series 2013 A, RB(i)(j)	6.00%	04/01/2023	1,950	2,019,675
Series 2016 A, RB(i)(j)	5.00%	04/01/2026	2,315	2,552,006
Series 2016 A-1, RB(f)	5.00%	07/01/2031	350	262,500
Series 2017 A, Ref. RB	4.00%	08/15/2033	3,000	3,085,453
Series 2017 A, Ref. RB	4.00%	08/15/2034	2,000	2,054,246
Series 2018 A, RB(e)	6.00%	08/15/2037	1,000	1,057,918
Series 2018 A, RB(e)	6.00%	08/15/2047	13,435	14,140,938
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2038	500	537,681
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2048	1,750	1,862,296
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2058	2,400	2,543,599
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	$ 150	$ 131,534
Series 2021 A-2, RB	7.50%	11/15/2036	2,100	1,899,076
Series 2021, RB	2.00%	11/15/2061	3,810	2,143,632
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB(f)	5.00%	07/01/2046	1,750	1,312,500
Series 2016, RB(f)	5.00%	07/01/2051	1,750	1,312,500
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(e)	5.00%	08/15/2040	2,390	2,430,106
Series 2020 A, RB(e)	5.00%	08/15/2050	2,220	2,242,722
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,250	7,396,990
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	391,150
Series 2016 A, RB	5.50%	11/15/2046	650	622,211
Series 2016 A, RB	5.50%	11/15/2052	3,425	3,232,203
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	2,500	2,453,553
Series 2020, RB	5.25%	10/01/2055	9,390	8,909,035
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,219,012
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	5.00%	06/15/2038	375	375,590
Series 2018, RB	5.00%	06/15/2048	750	751,056
North Central Texas Housing Finance Corp.; Series 2012, RB(j)	6.15%	01/01/2029	1,445	1,446,934
North Parkway Municipal Management District No. 1;
Series 2021, RB(e)	4.00%	09/15/2041	500	458,881
Series 2021, RB(e)	4.25%	09/15/2051	1,000	910,264
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(e)	4.75%	09/15/2041	2,000	1,955,357
Series 2021, RB(e)	5.00%	09/15/2051	3,500	3,457,297
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(e)	5.38%	09/15/2027	350	354,830
Series 2022, RB(e)	5.63%	09/15/2032	400	410,741
Series 2022, RB(e)	6.00%	09/15/2052	4,000	4,123,398
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(e)	5.50%	09/15/2048	2,000	2,053,333
Series 2022, RB(e)	6.50%	09/15/2052	1,484	1,528,676
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	655	663,865
Series 2016 A, RB	5.00%	08/15/2046	1,000	1,003,684
Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	5,370	5,735,316
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(i)(j)	8.00%	11/15/2024	3,000	3,415,156
Richardson Independent School District;
Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	1,195	1,384,382
Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	1,465	1,717,767
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	455	439,418
Sabine Neches Housing Finance Corp.; Series 2012, RB(j)	6.15%	01/01/2029	1,800	1,802,409
San Antonio (City of), TX;
Series 2018 A, RB	5.00%	02/01/2044	1,035	1,157,360
Series 2021 A, RB(l)	5.00%	02/01/2046	10,000	11,246,855
Series 2021 A, RB(l)	5.00%	02/01/2049	3,605	4,029,318
Series 2022, RB	4.00%	02/01/2043	6,000	6,144,403
Series 2022, RB	5.00%	02/01/2044	5,000	5,695,138
San Antonio Municipal Facilities Corp. (City Tower Renovation);
Series 2021, RB	5.00%	08/01/2029	1,750	2,027,274
Series 2021, RB	5.00%	08/01/2030	1,900	2,228,928
Series 2021, RB	5.00%	08/01/2031	1,830	2,172,869
Series 2021, RB	4.00%	08/01/2048	13,000	13,193,277
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 C, RB (Acquired 08/31/2012; Cost $26,820,000)(b)(f)(g)(h)	7.50%	07/01/2038	26,820	6,705,000
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2013 A, RB(i)(j)	4.00%	05/15/2023	$ 585	$ 598,117
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,719,981
Series 2017, RB	6.75%	11/15/2052	2,100	2,227,302
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 06/12/2020; Cost $4,646,513)(f)(h)	6.38%	02/15/2048	5,710	3,825,700
Series 2017 A, RB (Acquired 06/12/2020; Cost $2,441,250)(f)(h)	6.38%	02/15/2052	3,000	2,010,000
Series 2017, RB (Acquired 06/12/2020; Cost $1,688,531)(f)(h)	6.38%	02/15/2041	2,075	1,390,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	500	532,577
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	2,140,644
Series 2020, Ref. RB	6.75%	11/15/2051	3,000	3,196,443
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,807,398
Texas (State of);
Series 2021 A, GO Bonds(b)	5.00%	08/01/2031	6,175	7,315,414
Series 2021 A, GO Bonds(b)	5.00%	08/01/2032	6,480	7,628,377
Series 2021 A, GO Bonds(b)	5.00%	08/01/2033	6,805	7,973,809
Series 2021 B, Ref. GO Bonds(b)	5.00%	08/01/2030	4,970	5,818,461
Series 2021 B, Ref. GO Bonds(b)	5.00%	08/01/2031	5,220	6,184,042
Series 2021 B, Ref. GO Bonds(b)	5.00%	08/01/2032	5,485	6,548,942
Series 2021 B, Ref. GO Bonds(b)	5.00%	08/01/2033	5,755	6,860,350
Series 2021 B, Ref. GO Bonds(b)	5.00%	08/01/2034	6,040	7,232,799
Texas State Student Housing Corp.; Series 2001, RB	6.85%	07/01/2031	215	210,700
Texas Water Development Board; Series 2018, RB(l)	5.00%	10/15/2053	13,515	15,098,712
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,938	1,940,522
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	6,250	6,000,204
				544,643,477
Utah–0.89%
Black Desert Public Infrastructure District; Series 2021 B, GO Bonds(e)	7.38%	09/15/2051	5,500	4,755,269
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(e)	5.50%	03/01/2051	11,500	9,148,551
Hideout (Town of), UT Local District No. 1;
Series 2014, RB	7.75%	08/01/2024	110	112,342
Series 2014, RB	8.25%	08/01/2034	610	615,264
Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(e)	6.00%	03/01/2051	13,815	11,309,433
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(e)	4.38%	02/01/2051	1,000	831,006
Series 2021 B, GO Bonds(e)	7.38%	08/15/2051	600	515,207
Salt Lake City (City of), UT;
Series 2018 A, RB(b)	5.00%	07/01/2048	4,000	4,245,860
Series 2018 A, RB(b)	5.25%	07/01/2048	7,410	7,965,006
Utah (State of) Charter School Finance Authority;
Series 2012, RB	5.50%	07/15/2022	140	140,198
Series 2012, RB	6.00%	07/15/2032	1,750	1,751,628
Series 2012, RB	6.25%	07/15/2042	3,870	3,872,844
Series 2016 A, Ref. RB(e)	5.00%	02/15/2046	855	863,854
Series 2017, Ref. RB(e)	5.25%	06/15/2037	4,810	4,973,049
Series 2017, Ref. RB(e)	5.38%	06/15/2048	7,415	7,616,927
Series 2018 A, RB(e)	5.25%	10/15/2048	2,205	2,209,470
Series 2019 A, RB(e)	5.38%	06/15/2049	3,645	3,645,954
Utah (State of) Charter School Finance Authority (Esperanza Elementary School); Series 2018 A, RB(e)	5.00%	10/15/2038	2,330	2,335,667
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(e)	5.00%	06/15/2050	2,000	1,976,179
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB(i)(j)	6.30%	07/15/2022	750	754,523
Series 2012, RB(i)(j)	6.55%	07/15/2022	1,640	1,650,276
				71,288,507
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont–0.08%
East Central Vermont Telecommunications District;
Series 2018 A, RB(e)	5.75%	12/01/2036	$ 1,450	$ 1,472,917
Series 2018 A, RB(e)	5.60%	12/01/2043	960	964,628
Series 2019 A, RB(e)	5.00%	12/01/2048	4,330	4,003,881
				6,441,426
Virgin Islands–0.16%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(k)	0.00%	05/15/2035	28,550	12,874,143
Virginia–0.45%
Celebrate North Community Development Authority; Series 2003 B, RB(f)	6.75%	03/01/2034	1,300	845,000
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	1,207	920,082
Series 2014 B, RB	6.05%	03/01/2044	2,668	2,279,321
Series 2014 C, RB(f)	6.05%	03/01/2054	1,965	982,500
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.25%	01/01/2054	3,300	3,336,399
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	1,000	1,007,243
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(e)	5.55%	01/01/2037	2,120	2,002,462
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB (Acquired 01/23/2020-09/15/2020; Cost $3,715,000)(h)	5.00%	09/01/2050	3,910	2,858,433
Series 2020, RB (Acquired 01/23/2020-09/15/2020; Cost $2,749,000)(h)	5.13%	09/01/2055	2,920	2,129,878
Roanoke (County of), VA Economic Development Authority;
Series 2019 A, Ref. RB (Acquired 04/11/2019; Cost $14,405,820)(h)	5.25%	09/01/2049	14,735	11,252,314
Series 2019 A, Ref. RB (Acquired 04/11/2019; Cost $7,074,524)(h)	5.38%	09/01/2054	7,215	5,500,002
Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,517,410
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(b)(e)(j)	5.00%	07/01/2038	1,690	1,698,221
				36,329,265
Washington–1.32%
Greater Wenatchee Regional Events Center Public Facilities District; Series 2012 A, RB(i)(j)	5.00%	09/01/2022	750	757,068
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	2,200	2,394,577
Series 2018 A, RB(e)	5.25%	01/01/2038	3,000	3,271,364
Series 2018 B, RB(e)	5.00%	01/01/2032	500	544,222
Series 2018 B, RB(e)	5.25%	01/01/2038	1,000	1,090,455
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	125	124,997
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(b)	6.10%	10/01/2031	50	50,005
Seattle (Port of), WA;
Series 2019, RB(b)	5.00%	04/01/2044	25,295	27,219,881
Series 2021, Ref. RB	5.00%	06/01/2031	3,690	4,301,600
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	2,079	2,059,116
Washington (State of) Economic Development Finance Authority; Series 2017 A, RB (Acquired 07/25/2017-06/21/2019; Cost $26,279,409)(b)(e)(f)(h)	7.50%	01/01/2032	26,355	17,130,750
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(e)	5.63%	12/01/2040	8,000	8,348,326
Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(e)	9.00%	12/01/2036	16,050	16,000,747
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	21,293	19,912,814
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(e)	7.00%	07/01/2045	1,000	1,050,571
Series 2015 A, RB(e)	7.00%	07/01/2050	1,700	1,783,508
				106,040,001
West Virginia–0.79%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(e)(f)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(e)	5.75%	06/01/2042	19,000	15,248,788
Series 2019 B, Ref. RB(e)	7.50%	06/01/2042	6,140	5,267,858
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(e)	5.75%	06/01/2043	$ 3,435	$ 3,628,391
Series 2020, Ref. RB(e)	7.50%	06/01/2043	9,060	9,855,628
Ohio (County of), WV Development Authority; Series 2018, RB	5.00%	09/01/2048	10,465	8,432,601
West Virginia (State of);
Series 2021 A, GO Bonds	5.00%	06/01/2031	2,975	3,540,749
Series 2021 A, GO Bonds	5.00%	12/01/2031	3,595	4,263,698
				63,810,213
Wisconsin–1.14%
Gillett (City of), WI; Series 2021 A, RB(b)(e)	5.50%	12/01/2032	4,600	4,006,217
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	22,000	20,567,785
Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(e)	4.75%	06/01/2029	250	248,531
Series 2019 A, RB(e)	5.25%	06/01/2039	750	731,079
Series 2019 A, RB(e)	5.50%	06/01/2049	1,940	1,905,206
Public Finance Authority (Rider University);
Series 2021 A, Ref. RB(e)	4.50%	07/01/2048	5,000	4,596,768
Series 2021 B, RB(e)	6.00%	07/01/2031	7,040	6,435,281
Wisconsin (State of) Health & Educational Facilities Authority; Series 2019, Ref. RB	5.00%	08/01/2049	2,750	2,011,936
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	1,975,221
Series 2019, Ref. RB	5.00%	11/01/2046	2,100	2,099,888
Series 2019, Ref. RB	5.00%	11/01/2054	3,500	3,450,092
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $15,176)(e)(h)(k)	0.00%	01/01/2047	156	3,670
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $12,984)(e)(h)(k)	0.00%	01/01/2048	136	3,096
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $12,501)(e)(h)(k)	0.00%	01/01/2049	134	2,924
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,835)(e)(h)(k)	0.00%	01/01/2050	129	2,670
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,384)(e)(h)(k)	0.00%	01/01/2051	127	2,530
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2052	165	3,105
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2053	163	2,953
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2054	158	2,728
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2055	154	2,567
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2056	151	2,428
Series 2005 A-1, RB(e)(f)	5.50%	07/01/2056	8,230	5,095,724
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2057	168	2,572
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2058	163	2,406
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2059	159	2,260
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2060	156	2,108
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2061	153	1,987
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2062	149	1,852
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2063	146	1,744
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2064	143	1,647
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2065	140	1,544
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2066	151	1,559
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $117,589)(e)(h)(k)	0.00%	01/01/2067	1,821	17,200
Series 2012, RB	6.00%	09/01/2045	5,875	5,877,040
Series 2015 A, RB	6.00%	02/01/2045	1,910	1,926,613
Series 2016 A, RB(e)	5.25%	05/01/2046	2,500	2,398,038
Series 2016 A, RB	5.25%	01/01/2052	10,960	8,532,567
Series 2017 A, RB	5.00%	12/01/2052	865	756,549
Series 2018, RB (INS - AGM)(d)	5.00%	07/01/2058	7,900	8,385,131
Series 2019 A, RB(e)	5.38%	06/01/2044	1,480	1,288,121
Series 2019 A, RB(e)	5.50%	06/01/2054	1,840	1,563,161
Series 2019, RB(e)	5.00%	06/15/2054	455	455,484
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(e)	5.00%	06/01/2040	$ 760	$ 735,472
Series 2020 A, RB(e)	5.00%	06/01/2049	1,340	1,237,496
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(e)	5.13%	06/01/2048	2,075	2,106,041
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	995	997,373
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,347,828
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(e)	5.00%	06/15/2049	520	521,496
				91,317,688
Wyoming–0.07%
University of Wyoming; Series 2021 A, Ref. RB	5.00%	06/01/2029	4,795	5,535,830
Total Municipal Obligations (Cost $9,182,402,682)					9,023,199,913
U.S. Dollar Denominated Bonds & Notes–0.42%
California–0.09%
CalPlant I LLC;
Series 21A(e)	9.50%	10/12/2022	1,005	1,006,488
Series 21B(e)	9.50%	10/12/2022	3,820	3,825,157
Series 22A(e)(g)	9.50%	10/12/2022	2,105	2,105,000
				6,936,645
Florida–0.15%
Empire Green Generation LLC(e)	12.00%	01/01/2023	12,500	12,468,750
Louisiana–0.16%
Nola Oil Terminal LLC; Class 2021Series 2021(e)	12.00%	09/15/2022	13,000	12,935,000
Texas–0.02%
Aspen Power LLC;
Series 4(f)(g)	9.00%	11/15/2049	7,000	473,636
Series 1(f)(g)	9.00%	11/15/2049	3,500	236,818
Series 2(f)(g)	9.00%	11/15/2049	6,000	405,974
Series 3(f)(g)	9.00%	11/15/2049	2,750	186,072
				1,302,500
Total U.S. Dollar Denominated Bonds & Notes (Cost $51,680,000)					33,642,895
			Shares
Common Stocks & Other Equity Interests–0.29%
Georgia–0.00%
Delta Air Lines, Inc.(p)			7,679	320,137
Michigan–0.00%
General Motors Co.(p)			2,919	112,907
Ohio–0.29%
Energy Harbor Corp.(p)			363,120	23,076,276
Total Common Stocks & Other Equity Interests (Cost $11,063,438)					23,509,320
TOTAL INVESTMENTS IN SECURITIES(q)–113.08% (Cost $9,245,146,120)					9,080,352,128
FLOATING RATE NOTE OBLIGATIONS–(13.50)%
Notes with interest and fee rates ranging from 1.33% to 1.48% at 05/31/2022 and contractual maturities of collateral ranging from 03/15/2027 to 11/15/2057(r)				(1,084,130,000)
BORROWINGS–(1.56)%					(125,000,000)
OTHER ASSETS LESS LIABILITIES–1.98%					159,010,238
NET ASSETS–100.00%					$8,030,232,366
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $964,613,316, which represented 12.01% of the Fund’s Net Assets.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $260,950,471, which represented 3.25% of the Fund’s Net Assets.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Restricted security. The aggregate value of these securities at May 31, 2022 was $201,770,776, which represented 2.51% of the Fund’s Net Assets.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	Zero coupon bond issued at a discount.
(l)	Underlying security related to TOB Trusts entered into by the Fund.
(m)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $196,560,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2022.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Non-income producing security.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Fund’s investments with a value of $1,566,183,171 are held by TOB Trusts and serve as collateral for the $1,084,130,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$8,935,601,805	$87,598,108	$9,023,199,913
U.S. Dollar Denominated Bonds & Notes	—	30,235,395	3,407,500	33,642,895
Common Stocks & Other Equity Interests	23,509,320	—	—	23,509,320
Total Investments in Securities	23,509,320	8,965,837,200	91,005,608	9,080,352,128
Other Investments - Assets
Investments Matured	—	8,582,246	7,367,414	15,949,660
Total Investments	$23,509,320	$8,974,419,446	$98,373,022	$9,096,301,788
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2022:
	Value 02/28/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 05/31/22
Municipal Obligations	$95,986,874	$127,667	$(6,550,162)	$40,468	$(35,807,043)	$38,336,307	$—	$(4,536,003)	$87,598,108
Investments Matured	9,538,891	929,400	(642,410)	—	(3,340,816)	882,349	—	—	7,367,414
U.S. Dollar Denominated Bonds & Notes	26,370,483	2,105,000	—	—	—	407,500	—	(25,475,483)	3,407,500
Total	$131,896,248	$3,162,067	$(7,192,572)	$40,468	$(39,147,859)	$39,626,156	$—	$(30,011,486)	$98,373,022
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Rochester® Municipal Opportunities Fund